                           REGISTRATION NO. 333-30329


                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.



                         POST-EFFECTIVE AMENDMENT NO. 20



                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUST
                            REGISTERED ON FORM N-8B-2



                  A.  Exact name of Trust: Separate Account SL

                  B.  Name of depositor: SAFECO Life Insurance Company

                  C. Complete address of depositor's principal executive offices: 5069 154th Pl. NE, Redmond, Washington 98052

                  D.  Name and address of agent for service:

                  William E. Crawford, Esq.
                  SAFECO Life Insurance Company
                  5069 154th Place N.E.
                  Redmond, Washington 98052

                  E.  Title and amount of securities being registered:
                  Individual Flexible Premium Variable Life Insurance Policies

                  Approximate Date of Proposed Public Offering:
                  As soon as is possible after Effective Date.

                  It is proposed that this filing will become effective (check appropriate box):

                  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

                  [X] on April 30, 2001 pursuant to paragraph (b) of Rule 485.

                  [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
                  [ ] on (date) pursuant to paragraph (a)(i) of Rule 485.
                  [ ] 75 days after filing pursuant to paragraph (a)(i)
                  [ ] on (date) pursuant to paragraph (a)(i) of Rule 485.

                  If appropriate, check the following box:

                  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. Registrant filed the Rule 24f-2 Notice for the most recent fiscal year on or about March 29, 2001.

                      CROSS REFERENCE TO ITEMS REQUIRED
                               BY FORM N-8B-2



     N-8B-2 ITEMS                          CAPTION IN PROSPECTUS
     1.                                    Separate Account
     2.                                    Summary --- Inquiries
     3.                                    Separate Account
     4.                                    Distribution (Principal Underwriter)
     5.                                    Separate Account
     6.   (a)                              Not Applicable
          (b)                              Not Applicable
     7.                                    Not Applicable
     8.                                    Not Applicable
     9.                                    Legal Proceedings
     10.                                   The Policy, Withdrawals, Transfers
     11.                                   Variable Investment Options
     12.                                   Variable Investment Options
     13.                                   Expenses, Reinstatement
     14.                                   The Policy, Premiums
     15.                                   Premiums, Variable Investment Options
     16.                                   Variable Investment Options
     17.                                   Withdrawals, Surrender
     18.                                   The Policy
     19.                                   Not Applicable
     20.                                   Not Applicable
     21.                                   Loans
     22.                                   Not Applicable
     23.                                   Not Applicable
     24.                                   Not Applicable
     25.                                   SAFECO Life
     26.                                   Fee Table
     27.                                   SAFECO Life
     28.                                   Executive Officers and Directors
     29.                                   SAFECO Life
     30.                                   Not Applicable
     31.                                   Not Applicable
     32.                                   Not Applicable
     33.                                   Not Applicable
     34.                                   Not Applicable
     35.                                   SAFECO Life
     36.                                   Not Applicable
     37.                                   Not Applicable
     38.                                   Distribution (Principal Underwriter)
     39.                                   Distribution (Principal Underwriter)
     40.                                   Not Applicable
     41.  (a)                              Distribution (Principal Underwriter)
     42.                                   Not Applicable
     43.                                   Not Applicable
     44.                                   Accumulation Unit
     45.                                   Not Applicable
     46.                                   Accumulation Unit
     47.                                   Not Applicable
     48.                                   Separate Account
     49.                                   Not Applicable
     50.                                   Not Applicable
     51.                                   SAFECO Life, The Policy
     52.                                   Variable Investment Options
     53.                                   Taxes
     54.                                   Not Applicable
     55.                                   Not Applicable
     56.                                   Not Applicable
     57.                                   Not Applicable
     58.                                   Not Applicable
     59.                                   Financial Statements

REPRESENTATIONS

1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

2. Registrant represents that the level of the risk charge is reasonable in relation to the risks assumed by the life insurer under the Policies.

3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request the memorandum.

4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the Separate Account will benefit the Separate Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

5. Registrant represents that the Separate Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                                                         PREMIER
                                         ACCUMULATION LIFE-REGISTERED TRADEMARK-
                                                             INDIVIDUAL FLEXIBLE
                                                           PREMIUM VARIABLE LIFE
                                                                INSURANCE POLICY
                                                                       issued by
                                                                 SAFECO SEPARATE
                                                                      ACCOUNT SL
                                                                             and
                                                           SAFECO LIFE INSURANCE
                                                                         COMPANY

     This prospectus describes the PREMIER Accumulation Life Individual Flexible
      Premium Variable Life Insurance Policy and contains important information.
       Please read it before investing and keep it on file for future reference.

     This prospectus is not valid unless given with current prospectuses for the portfolios available under the policy. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

      This prospectus has been filed with the Securities and Exchange Commission
  (SEC). The SEC maintains a website (http:\\www.sec.gov) that contains material incorporated by reference, and other information regarding registrants that file electronically with the SEC. Copies of the complete registration and other documents are available for review at the SEC Public Reference Room located at
     SEC Headquarters Office, 450 5th Street NW, Room 1024, Washington DC 20549.
                                                                  (202) 942-8090

 You may request a free paper copy of this prospectus if you have received it in an electronic format, by calling us at
                                                1-877-472-3326 or writing us at:
                                            PO Box 34690 Seattle, WA 98124-1690.


                                                              Dated: May 1, 2001



SAFECO RESOURCE SERIES TRUST


          - SAFECO RST Equity Portfolio


          - SAFECO RST Growth Opportunities Portfolio


          - SAFECO RST Northwest Portfolio


          - SAFECO RST Bond Portfolio


          - SAFECO RST Small Company Value Portfolio



AIM VARIABLE INSURANCE FUNDS


          - AIM V.I. Aggressive Growth Fund


          - AIM V.I. Growth Fund



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


          - American Century VP Balanced


          - American Century VP International



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


          - The Dreyfus Socially Responsible Growth Fund, Inc.



DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")


          - Dreyfus IP - MidCap Stock Portfolio


          - Dreyfus IP - Technology Growth Portfolio



DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")


          - Dreyfus VIF - Appreciation Portfolio


          - Dreyfus VIF - Quality Bond Portfolio



FEDERATED INSURANCE SERIES


          - Federated High Income Bond Fund II


          - Federated Utility Fund II



VARIABLE INSURANCE PRODUCTS FUND ("VIP")


          - Fidelity VIP Money Market Portfolio


          - Fidelity VIP Growth Portfolio



VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")


          - Fidelity VIP III Growth Opportunities Portfolio


          - Fidelity VIP III Growth & Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


          - Franklin Small Cap Fund - Class 2


          - Franklin U.S. Government Fund - Class 2


          - Templeton Developing Markets Securities Fund - Class 2



INVESCO VARIABLE INVESTMENT FUNDS, INC.


          - INVESCO VIF-Real Estate Opportunity Fund



J.P. MORGAN SERIES TRUST II


          - J.P. Morgan U.S. Disciplined Equity Portfolio



SCUDDER VARIABLE SERIES I ("VSI")


          - Scudder VSI Balanced Portfolio


          - Scudder VSI International Portfolio

   INVESTMENT IN A VARIABLE LIFE INSURANCE POLICY IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF,
   OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
                                                            OR ANY OTHER AGENCY.

  NEITHER THE SEC OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED
   OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The following portfolios are available only if you have been continuously invested in them since April 30, 2000.



VARIABLE INSURANCE PRODUCTS FUND ("VIP")


          - Fidelity VIP High Income Portfolio


          - Fidelity VIP Equity-Income Portfolio


          - Fidelity VIP Overseas Portfolio



VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")


          - Fidelity VIP II Investment Grade Bond Portfolio


          - Fidelity VIP II Asset Manager Portfolio


          - Fidelity VIP II Index 500 Portfolio


          - Fidelity VIP II Asset Manager: Growth Portfolio


          - Fidelity VIP II Contrafund-Registered Trademark- Portfolio



VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")


          - Fidelity VIP III Balanced Portfolio



PILGRIM NATURAL RESOURCES TRUST


          - Pilgrim Natural Resources Trust



PILGRIM EMERGING MARKETS FUND, INC.


          - Pilgrim Emerging Markets Fund, Inc.



WANGER ADVISORS FUNDS


          - Wanger U.S. Small Cap

--------------------------------------------------------
TABLE OF CONTENTS                                 PAGE
--------------------------------------------------------

POLICY DIAGRAM

SUMMARY                                                1

FEE TABLE                                              4

PART I                                                 6

1.   THE POLICY                                        6
     Owner                                             6
     Insured                                           6
     Beneficiary                                       6
     Assignment                                        6

2.   PREMIUMS                                          6
     Allocation of Premium and Cash Value              6
     Accumulation Units                                6
     Policy Lapse and Grace Period                     7
     Reinstatement                                     7
     Right to Examine                                  7

3.   INVESTMENT OPTIONS                                7
     Variable Investment Options                       7
     Fixed Account                                     8
     Transfers                                         8
     Scheduled Transfers                               8
     Limits on Excessive Transfers                     8

4.   EXPENSES                                          9
     Insurance Charge                                  9
     Monthly Charges                                   9
     Surrender Charge                                  9
     Premium Tax Charge                               10
     Income or Other Taxes                            10
     Portfolio Expenses                               10

5.   INSURANCE BENEFITS                               10
     Changes in the Face Amount of Insurance          10
       and/or the Death Benefit Options
     Guaranteed Death Benefit Endorsement             11
     Extended Maturity Benefit Endorsement            11

6.   TAXES                                            11
     Life Insurance In General                        11
     Diversification                                  11
     Tax Withholding                                  12

7.   ACCESS TO YOUR MONEY                             12
     Loans                                            12
     Withdrawals                                      13
     SMART-TM- Distributions                          13
     Surrender                                        13
     Maturity Date                                    13
     Minimum Value                                    13

8.   OTHER INFORMATION                                13
     SAFECO Life                                      13
     Separate Account                                 13
     General Account                                  14
     Distribution (Principal Underwriter)             14
     Legal Proceedings                                14
     Right to Suspend Payments, Transfers,            14
       Loans, or Withdrawals
     Voting Rights                                    14
     Disregard of Voting Instructions                 14
     Reduction of Charges or Additional               14
       Amounts Credited
     Reports to Policy Owners                         15
     Internet Information                             15
     Experts                                          15
     Financial Statements                             15

PART II
Executive Officers and Directors of SAFECO            16
  Life
Misstatement of Age or Sex                            16
SAFECO Life's Right to Contest                        16
Federal Tax Status                                    16
Advertising                                           18

APPENDIX A - Separate Account SL Financial           A-1
Statements

APPENDIX B - SAFECO Life Financial Statements
                                                     B-1

APPENDIX C - Hypothetical Illustrations              C-1

APPENDIX D - Illustrations                           D-1

                                 POLICY DIAGRAM



                                PREMIUM PAYMENTS



                           - You can vary the amount
                               and the frequency

                                       /


                               PREMIUM ALLOCATION



         You direct premium, less state premium tax if applicable, to be invested in the fixed account and/or to the portfolios managed by:


- SAFECO RST Equity Portfolio              - Fidelity VIP Money Market Portfolio
- SAFECO RST Growth Opportunities          - Fidelity VIP Growth Portfolio
  Portfolio                                - Fidelity VIP III Growth Opportunities
- SAFECO RST Northwest Portfolio           Portfolio
- SAFECO RST Bond Portfolio                - Fidelity VIP III Growth & Income
- SAFECO RST Small Company Value           Portfolio
  Portfolio                                - Franklin Small Cap Fund - Class 2
- AIM V.I. Aggressive Growth Fund          - Franklin U.S. Government Securities
- AIM V.I. Growth Fund                     Fund - Class 2
- American Century VP Balanced             - Templeton Developing Markets Securities
- American Century VP International        Fund - Class 2
- The Dreyfus Socially Responsible Growth  - INVESCO VIF - Real Estate Opportunity
  Fund, Inc.                               Fund
- Dreyfus IP - MidCap Stock Portfolio      - J.P. Morgan U.S. Disciplined Equity
- Dreyfus IP - Technology Growth           Portfolio
  Portfolio
- Dreyfus VIF - Appreciation Portfolio     - Scudder VSI Scudder Balanced Portfolio
- Dreyfus VIF - Quality Bond Portfolio     - Scudder VSI Scudder International
- Federated High Income Bond Fund II       Portfolio
- Federated Utility Fund II


         Other Funds may be available if you have continuously invested in them since April 30, 2000.

                                       /


                                    EXPENSES



         - Monthly charge for cost of insurance and cost of any riders.



         - Charge for administrative expenses of $25.00 each month for the first year, $5.00 each month thereafter.



         - Daily charge, at an annual rate of 0.70% from the portfolios for mortality and expense risks. This charge is not deducted from the fixed account.



         - Investment advisory fees and fund expenses are deducted from each portfolio.

                                       /


                                    BENEFITS



         LIVING BENEFITS:



         - Policy loans are available during the first 10 policy years at 2% net interest.



         - Preferred policy loans and all loans following the tenth policy anniversary have a zero net interest rate.



         - You can surrender the policy at any time for its policy value.



         - You can make withdrawals after the first policy anniversary (subject to certain restrictions). The death benefit will be reduced by the amount of the withdrawal.



         RETIREMENT PLANNING:



         - You can supplement retirement income by making scheduled loans and/or withdrawals.



         DEATH BENEFITS:



         - Death benefits are income tax free to the beneficiary.



         - Lifetime income to the beneficiary is available in a variety of settlement options.



         - A Guaranteed Death Benefit Endorsement may be added to certain policies.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus is divided into three parts, the Summary, Part I and Part II. The topics in this Summary correspond to sections in Part I of the Prospectus which discuss the topics in detail. Other important information is contained in
Part II.

---------------------------------------------------

THE POLICY
----------------------------------------------


The life insurance policy is an agreement between you, the owner, and SAFECO Life Insurance Company, ("SAFECO Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the insured dies. The insured is the person covered under the policy. The owner can be, but does not have to be, the same as the insured.



The policy can be used for insurance protection and estate planning, as well as for retirement and other long term financial goals. You should consider the policy in conjunction with other insurance you own. The policy is not suitable as a short-term investment.


You can choose among the variable investment portfolios and a fixed account. At any one time, you can have money in 17 of these portfolios and the fixed account. The value of the portfolios can fluctuate up or down based on the performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The fixed account offers an interest rate guaranteed by SAFECO Life. Your choices for the various investment options are found in Section 3.

Your earnings are based on the investment performance of the portfolios you select and/or the interest rate credited to the fixed account. Your earnings are generally not taxed unless you take them out.


The amount of money you are able to accumulate in your policy value determines the amount available for policy charges, loans, withdrawals or surrender, and may affect the death benefit.


---------------------------------------------------

PREMIUMS
----------------------------------------------

Premiums are the monies you give us to buy your policy. A medical examination and other information may be required before we accept premium. The initial premium is due before or when you receive your policy. You may vary the amount and the frequency of subsequent premiums as long as total premiums received do not disqualify the policy as life insurance under federal tax law.

You must pay enough premium or have sufficient money in your policy account to cover all policy charges or your policy will lapse.

---------------------------------------------------

INVESTMENT OPTIONS
----------------------------------------------


Not all portfolios listed below may be available for all policies. You can have money in up to 17 of the available portfolios and the fixed account under the policy at any one time. Each portfolio is fully described in its accompanying prospectus.



  - SAFECO RST Equity Portfolio



  - SAFECO RST Growth Opportunities Portfolio



  - SAFECO RST Northwest Portfolio



  - SAFECO RST Bond Portfolio



  - SAFECO RST Small Company Value Portfolio



  - AIM V.I. Aggressive Growth Fund



  - AIM V.I. Growth Fund



  - American Century VP Balanced



  - American Century VP International



  - The Dreyfus Socially Responsible Growth Fund, Inc.



  - Dreyfus IP - MidCap Stock Portfolio



  - Dreyfus IP - Technology Growth Portfolio



  - Dreyfus VIF - Appreciation Portfolio



  - Dreyfus VIF - Quality Bond Portfolio



  - Federated High Income Bond Fund II



  - Federated Utility Fund II



  - Fidelity VIP Money Market Portfolio



  - Fidelity VIP Growth Portfolio



  - Fidelity VIP III Growth Opportunities Portfolio



  - Fidelity VIP III Growth & Income Portfolio



  - Franklin Small Cap Fund - Class 2



  - Franklin U.S. Government Securities Fund - Class 2



  - Templeton Developing Markets Securities Fund - Class 2



  - INVESCO VIF - Real Estate Opportunity Fund



  - J.P. Morgan U.S. Disciplined Equity Portfolio



  - Scudder VSI Balanced Portfolio



  - Scudder VSI International Portfolio



THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000:



  - Fidelity VIP High Income Portfolio



  - Fidelity VIP Equity-Income Portfolio



  - Fidelity VIP Overseas Portfolio



  - Fidelity VIP II Investment Grade Bond Portfolio



  - Fidelity VIP II Asset Manager Portfolio



  - Fidelity VIP II Index 500 Portfolio



  - Fidelity VIP II Asset Manager: Growth Portfolio



  - Fidelity VIP II Contrafund Portfolio

  - Fidelity VIP III Balanced Portfolio



  - Pilgrim Natural Resources Trust



  - Pilgrim Emerging Markets Fund, Inc.



  - Wanger U.S. Small Cap


Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the fixed account, which credits guaranteed interest.

---------------------------------------------------

EXPENSES
----------------------------------------------

The policy has insurance features and investment features, and there are costs related to each.

We deduct a Mortality and Expense Risk charge which equals .70% annually of the average daily value of the portion of your policy allocated to the portfolios. This is not charged on money allocated to the fixed account.

Each policy month, we deduct an administration charge. During the first policy year, the monthly administration charge is $25. After the first policy year, the charge drops to $5 per month.


Each policy month, we deduct a cost of insurance charge from the policy value. This charge depends on the sex, age and risk classification of the insured, the duration of the policy, the amount of insurance coverage, and the cost of any additional benefits provided by riders to the policy.



If you surrender your policy or reduce the amount of insurance specified in your policy ("face amount") during the first ten policy years, we will deduct a surrender charge. The surrender charge will be the lesser of 50% for the first 6 years of the annual level premium required to keep the face amount of insurance in force, decreasing by 10% each year until it reaches 0% for years 11 and after; or 30% of the actual premium paid in the first year up to the annual level premium described above, plus 9% of all other premiums. If you request a reduction in face amount, the surrender charge applies on a pro rata basis.



We deduct a premium tax of up to 3.5% depending on the state.



There are also annual portfolio charges that vary depending upon the portfolios you select. In 2000, these expenses ranged from 0.28% to 1.81%.



Your policy could lapse if your surrender value is insufficient to cover any charges due. See Section 4 - Expenses for a complete discussion of charges.


---------------------------------------------------


INSURANCE BENEFITS

----------------------------------------------


The policy has a face amount of insurance. The actual amount paid to the beneficiary at the insured's death depends on the death benefit option you select, either face amount or face amount plus policy value, and if there are any outstanding loans or charges. Withdrawals reduce the face amount of insurance by the amount of the withdrawal.


---------------------------------------------------

TAXES
----------------------------------------------

Your policy is designed to qualify as life insurance under applicable tax law. The death benefit is paid to the beneficiary free of federal income tax. Estate and other taxes may apply. Investment earnings are not taxed unless you take them out. Generally, you're allowed to withdraw your investment in the policy before withdrawing taxable earnings. If your policy is a modified endowment contract (MEC), loans and withdrawals are treated as distributions of taxable earnings first. A 10% tax penalty may also apply unless you're over age 59 or disabled. There are several ways your policy can become a MEC. We monitor the status of your policy and will advise you when you are about to perform a transaction that may cause it to become a MEC. You should consult your tax advisor to determine the impact MEC status will have on you before going forward with such a transaction.

Other events such as a policy lapse, surrender or reaching the maturity date during the life of the insured may also cause unintended tax consequences. This is only a summary. Tax laws are complex and subject to change. You are encouraged to seek advice from a competent tax advisor prior to purchasing this policy and periodically throughout your ownership of it.

---------------------------------------------------

ACCESS TO YOUR MONEY
----------------------------------------------

You may surrender your policy at any time and receive the surrender value. During the first ten policy years, you will be charged a surrender charge.

You may take some of your policy value as preferred loans, non-preferred loans, or, after the first policy year, withdrawals. Non-preferred loans are charged loan interest during the first ten policy years. Withdrawals and loans affect the policy value, investment performance, and the death benefit.

---------------------------------------------------

OTHER INFORMATION
----------------------------------------------

RIGHT TO EXAMINE. You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or
(b) the 45th day after Part I of the application was signed. If you cancel the policy, SAFECO Life will refund an amount equal to the premium payments made under the policy.

TRANSACTIONS. You can initiate transfers or withdrawals as needed or schedule them in advance under the following strategies:

  - Dollar Cost Averaging: You may elect to automatically transfer a set amount from any investment option to any other investment options on a regular basis. This feature attempts to achieve a lower average cost per unit over time.

  - Portfolio Rebalancing: You may elect to have each portfolio rebalanced on a regular basis to maintain your specified allocation percentages.

  - SMART-TM- Distributions: After the second policy year, you may elect to take systematic withdrawals, loans, or a combination of both so that you receive a level stream of income over a time period you select. There may be tax consequences.

---------------------------------------------------

INQUIRIES
----------------------------------------------

If you need more information, please contact us at:

    SAFECO LIFE INSURANCE COMPANY
    5069 154TH PLACE NE
    REDMOND, WA 98052-9669
    1-877-472-3326
    HTTP:\\WWW.SAFECO.COM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SAFECO SEPARATE ACCOUNT SL FEE TABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The purpose of the Fee Table is to show you the various expenses you will incur directly and indirectly by investing in the policy. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.



ADMINISTRATION CHARGE



        $25.00 each month for the first policy year.


        $5.00 each month thereafter.


--------------------------------------------------------------------------------



COST OF INSURANCE CHARGE



        This charge is based on the insured's sex, age and risk classification. The guaranteed maximum insurance cost rates for standard risks are based on the 1980 Commissioner's Standard Ordinary Mortality Table.
--------------------------------------------------------------------------------


SURRENDER CHARGE



        This charge is assessed if the policy is surrendered in the first 10 policy years. It will be the lesser of:



       - 50% of the required annual level premium for years 1 through 6, decreasing by 10% per year for years 7 through 10;
         or



       - 30% of the actual premium paid in the first year, up to the annual level premium, plus 9% of all other premiums.

--------------------------------------------------------------------------------


SEPARATE ACCOUNT ANNUAL EXPENSES        Mortality and Expense Risk Charge          .70%
(as a percentage of average
account value)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS



In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. In cases where this waiver or reimbursement is voluntary, the expense information in the table below has been restated to reflect what the fees would have been without the voluntary waiver or reimbursement. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.



In addition, we have Fund Participation Agreements with each of the non-SAFECO fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, SAFECO Life may receive an asset based administrative fee from the fund's advisor or distributor that is not deducted from the portfolio's assets.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



PORTFOLIO EXPENSES
(as a percentage of average net assets)                             Distribution
                                                   Management      Service (12b-1)                                Total Annual
                                                      Fees               Fee             Other Expenses        Portfolio Expenses
                                                                           (After any reimbursement and waiver agreement)
---------------------------------------------------------------------------------------------------------------------------------
SAFECO RST Equity Portfolio                          0.74%              None                  0.04%                  0.78%
SAFECO RST Growth Opportunities Portfolio            0.74%              None                  0.03%                  0.77%
SAFECO RST Northwest Portfolio                       0.74%              None                  0.07%                  0.81%
SAFECO RST Bond Portfolio                            0.74%              None                  0.16%                  0.90%
SAFECO RST Small Company Value Portfolio (a)         0.85%              None                  0.10%                  0.95%

AIM V.I. Aggressive Growth Fund                      0.80%              None                  0.46%                  1.26%
AIM V.I. Growth Fund                                 0.61%              None                  0.22%                  0.83%

American Century VP Balanced                         0.90%              None                  0.00%                  0.90%
American Century VP International                    1.23%              None                  0.00%                  1.23%

(Initial Class shares only)
The Dreyfus Socially Responsible Growth
Fund, Inc.                                           0.75%              None                  0.03%                  0.78%
Dreyfus IP MidCap Stock Portfolio (a)(b)             0.75%              None                  0.25%                  1.00%
Dreyfus IP Technology Growth Portfolio               0.75%              None                  0.09%                  0.84%
Dreyfus VIF Appreciation Portfolio                   0.75%              None                  0.03%                  0.78%
Dreyfus VIF Quality Bond Portfolio                   0.65%              None                  0.07%                  0.72%

Federated High Income Bond Fund II (a)               0.60%              None                  0.16%                  0.76%
Federated Utility Fund II (a)                        0.75%              None                  0.16%                  0.91%

(Initial Class shares only)
Fidelity VIP Money Market Portfolio                  0.27%              None                  0.08%                  0.35%
Fidelity VIP High Income Portfolio(d)                0.58%              None                  0.10%                  0.68%
Fidelity VIP Equity-Income Portfolio (c)(d)          0.48%              None                  0.08%                  0.56%
Fidelity VIP Growth Portfolio (c)                    0.57%              None                  0.08%                  0.65%
Fidelity VIP Overseas Portfolio (c)(d)               0.72%              None                  0.17%                  0.89%
Fidelity VIP II Investment Grade Bond
Portfolio(d)                                         0.43%              None                  0.11%                  0.54%
Fidelity VIP II Asset Manager Portfolio (d)          0.53%              None                  0.08%                  0.61%
Fidelity VIP II Index 500 Portfolio (a)(d)           0.24%              None                  0.04%                  0.28%
Fidelity VIP II Asset Manager: Growth
Portfolio (c)(d)                                     0.58%              None                  0.11%                  0.69%
Fidelity VIP II Contrafund Portfolio (c)(d)          0.57%              None                  0.09%                  0.66%
Fidelity VIP III Growth Opportunities
Portfolio (c)                                        0.58%              None                  0.10%                  0.68%
Fidelity VIP III Growth & Income Portfolio
(c)                                                  0.48%              None                  0.10%                  0.58%
Fidelity VIP III Balanced Portfolio (c)(d)           0.43%              None                  0.15%                  0.58%

Franklin Small Cap Fund - Class 2
(a)(e)(f)(g)                                         0.49%              0.25%                 0.28%                  1.02%
Franklin U.S. Government Fund - Class 2
(e)(h)                                               0.51%              0.25%                 0.01%                  0.77%
Templeton Developing Markets Securities
Fund - Class 2 (e)                                   1.25%              0.25%                 0.31%                  1.81%

INVESCO VIF - Real Estate Opportunity Fund
(a)                                                  0.90%              None                  0.83%                  1.73%

J.P. Morgan U.S. Disciplined Equity Portfolio        0.35%              None                  0.50%                  0.85%

PORTFOLIO EXPENSES
(as a percentage of average net assets)                             Distribution
                                                   Management      Service (12b-1)                                Total Annual
                                                      Fees               Fee             Other Expenses        Portfolio Expenses
                                                                           (After any reimbursement and waiver agreement)
---------------------------------------------------------------------------------------------------------------------------------
Pilgrim Natural Resources Trust (d)                  1.00%              None                  0.66%                  1.66%
Pilgrim Emerging Markets Fund, Inc. (d)              0.85%              None                  0.89%                  1.74%

Scudder VSI Balanced Portfolio                       0.48%              None                  0.06%                  0.54%
Scudder VSI International Portfolio                  0.82%              None                  0.14%                  0.96%

Wanger U.S. Small Cap (d)                            0.95%              None                  0.05%                  1.00%


--------------------------------------------------------------------------------


(a) Expenses absent waiver or reimbursement agreement would have been 1.04% for the SAFECO RST Small Company Value Portfolio; 1.04% for the Dreyfus IP MidCap Stock Portfolio; 1.01% for the Federated High Income Bond Fund II; 1.16% for the Federated Utility Fund II; 0.33% for the Fidelity VIP II Index 500 Portfolio; 5.28% for the INVESCO VIF-Real Estate Opportunity Fund; 1.06% for the Franklin Small Cap Fund - Class 2.



(b) For the fiscal year ended December 31, 2000, The Dreyfus Corporation further reimbursed the portfolio for other expenses so that Total Annual Portfolio Expenses for the initial share class were 0.98% instead of 1.00%. This additional expense reimbursement was voluntary and the expense information provided in the table has been restated to reflect what the fees would have been without such voluntary reimbursement.



(c) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. With these reductions, the total operating expenses presented in the table would have been 0.55% for the Fidelity VIP Equity-Income Portfolio; 0.64% for the Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; 0.68% for the Fidelity VIP II Asset Manager: Growth Portfolio; 0.63% for the Fidelity VIP II Contrafund Portfolio; 0.66% for the Fidelity VIP III Growth Opportunities Portfolio; 0.57% for the Fidelity VIP III Growth & Income Portfolio; 0.56% for the Fidelity VIP III Balanced Portfolio. These offsets may be discontinued at any time.



(d) This portfolio is available only if you have been continuously invested in it since April 30, 2000.



(e) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(f) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholder for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.



(g) The Manager has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.



(h) The Fund administration fee is paid indirectly through management fee.



The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

---------------------------------------------------

1. THE POLICY
----------------------------------------------

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and SAFECO Life Insurance Company, ("SAFECO Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the insured dies.

The policy is called "flexible" because you can vary the amount and frequency of premiums, choose between death benefit options, and increase or decrease the face amount of insurance.

The policy is called "variable" because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you choose affects the value of your policy.

The policy also has a fixed account. Your money earns interest at a rate we set. The annual effective interest rate will never be less than 4% and is guaranteed for at least 12 months.

The policy benefits from tax deferral. While the insured is living, you pay no tax on policy earnings unless you take money out. When the insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

OWNER

The owner of the policy is as shown on the policy application unless changed. You, as owner, may exercise all ownership rights under the policy.


INSURED



The insured is the person whose life is covered under the policy. The owner can be, but does not have to be, the same as the insured.


BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. An absolute assignment will be considered a change of ownership.

---------------------------------------------------

2. PREMIUMS
----------------------------------------------


You may purchase the policy by delivering a check for the full initial premium made out to SAFECO Life to us directly or to your registered representative. The initial premium must be sufficient to cover all policy charges for a period of at least two months. If you intend to pay premiums on a monthly basis, the initial premium will be equal to two monthly premiums. Upon payment of the initial premium, we may provide temporary insurance, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon the completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.



Additional premium payments may be made at any time while the policy is in force. We reserve the right to require satisfactory evidence of insurability before accepting any premium payment that would result in an increase in the net amount of coverage at risk. We will refund any portion of any premium payment we determine to be in excess of the premium limit established by law to qualify the policy as life insurance. We may also require any existing policy loans be repaid prior to accepting any additional premium payments. See "Loans" in
Section 7-Access to Your Money. Additional premium payments or other changes to the policy can jeopardize a policy's non-modified endowment contract status. We will monitor premiums paid and other policy transactions and will notify you when the non-modified endowment contract status is in jeopardy. See
Section 6 - Taxes.


ALLOCATION OF PREMIUM AND CASH VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%. At the time a policy is issued, its cash value will be determined as if the policy had been issued and the initial premium was invested on the date we received it.

On the date your policy is effective, premiums are invested in the money market portfolio for 25 days. On the 26th day your money is allocated to the portfolios and/or the fixed account in accordance with your instructions. Any amounts allocated to the portfolios are effective and valued as of the next close of the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, it will be valued as of the close of the NYSE on its next regular business day.

ACCUMULATION UNITS The value of the variable portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this, we use a unit of measure called an accumulation unit, which works like a share of a mutual fund.

We calculate the value of an accumulation unit, for each portfolio, after the NYSE closes each day by:

    1.  determining the total value of the particular portfolio;

    2.  subtracting from that amount insurance and other charges; and

    3. dividing this amount by the number of outstanding accumulation units of the particular portfolio.

The value of an accumulation unit may go up or down from day to day.

When you make premium payments or transfers into a portfolio, we credit your contract with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the premium payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.


   EXAMPLE: On Monday we receive a $1,000 premium payment from you before the NYSE closes. You have told us you want this to go to the SAFECO RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the SAFECO RST Growth Opportunities Portfolio is $34.12.We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the SAFECO RST Growth Opportunities Portfolio.



POLICY LAPSE AND GRACE PERIOD



You must have enough money in your policy to cover the monthly deductions and any surrender charges. These are described in Section 4 - Expenses. If you don't have enough money to cover these charges, we will send written notice to you and any assignee of record. A grace period of 61 days begins as of the date notice is sent. We will tell you how much money (either a loan repayment or a premium payment) you need to send us to keep your policy in force. The amount will be enough to cover all the policy charges for three months.


If we don't receive this amount before the end of the grace period, we will send written notice to you and any assignee of record that your policy ended without value ("lapsed"). If the insured dies during the grace period, we will pay the death benefit to the beneficiary. The grace period provisions don't apply if the Guaranteed Death Benefit Endorsement is in effect. See Section 5 - Insurance Benefits.

REINSTATEMENT

If your policy lapses, you have five years from the end of the grace period and while the insured is living, to request reinstatement of your policy. Reinstatement allows you to keep your original policy anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

  - provide us satisfactory evidence of insurability;

  - pay enough premium to cover policy charges for three months after the reinstatement date;

  - pay any indebtedness that existed at the end of the grace period; and

  - pay enough premium to cover the monthly deductions that were due during the grace period.

Unlike many companies, we do not ask you to pay premium for the period after the policy lapsed and before reinstatement, nor is there insurance coverage for this period. Coverage will be effective on the first policy monthly anniversary to occur on or after the date we approve your reinstatement application.

You may not reinstate a policy that you surrendered for policy value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or (b) the 45th day after Part I of the application was signed. If you cancel the policy, SAFECO Life will refund an amount equal to the premium payments made under the policy.

---------------------------------------------------

3. INVESTMENT OPTIONS
----------------------------------------------

VARIABLE INVESTMENT OPTIONS

The portfolios are not offered directly to the public but are available to life insurance companies as investment options for variable annuity and variable life insurance policies. The performance of the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Each portfolio has its own investment objective. You should read the prospectuses for the portfolios carefully before investing. Copies of these prospectuses accompany this prospectus and may include information on other portfolios not available under this policy. Not all portfolios listed below may be available for all policies. You can have money in up to 17 available portfolios and the fixed account at any one time.

  - SAFECO RST Equity Portfolio


  - SAFECO RST Growth Opportunities Portfolio



  - SAFECO RST Northwest Portfolio



  - SAFECO RST Bond Portfolio



  - SAFECO RST Small Company Value Portfolio



  - AIM V.I. Aggressive Growth Fund



  - AIM V.I. Growth Fund



  - American Century VP Balanced



  - American Century VP International

  - The Dreyfus Socially Responsible Growth Fund, Inc.



  - Dreyfus IP - MidCap Stock Portfolio



  - Dreyfus IP - Technology Growth Portfolio



  - Dreyfus VIF - Appreciation Portfolio



  - Dreyfus VIF - Quality Bond Portfolio



  - Federated High Income Bond Fund II



  - Federated Utility Fund II



  - Fidelity VIP Money Market Portfolio



  - Fidelity VIP Growth Portfolio



  - Fidelity VIP III Growth Opportunities Portfolio



  - Fidelity VIP III Growth & Income Portfolio



  - Franklin Small Cap Fund - Class 2



  - Franklin U.S. Government Securities Fund - Class 2



  - Templeton Developing Markets Securities Fund - Class 2



  - INVESCO VIF - Real Estate Opportunity Fund



  - J.P. Morgan U.S. Disciplined Equity Portfolio



  - Scudder VSI Balanced Portfolio



  - Scudder VSI International Portfolio



THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000:



  - Fidelity VIP High Income Portfolio



  - Fidelity VIP Equity-Income Portfolio



  - Fidelity VIP Overseas Portfolio



  - Fidelity VIP II Investment Grade Bond Portfolio



  - Fidelity VIP II Asset Manager Portfolio



  - Fidelity VIP II Index 500 Portfolio



  - Fidelity VIP II Asset Manager: Growth Portfolio



  - Fidelity VIP II Contrafund Portfolio



  - Fidelity VIP III Balanced Portfolio



  - Pilgrim Natural Resources Trust



  - Pilgrim Emerging Markets Fund, Inc.



  - Wanger U.S. Small Cap


We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another portfolio. We will seek prior approval of the SEC and give you notice before doing this.

FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by SAFECO Life for at least 12 months. Annual effective guaranteed interest rates will never be less than 4%.

TRANSFERS

You can transfer money among any of the available portfolios and the fixed account. You can have money in a maximum of 17 portfolios at any one time. Transfers to or from the portfolios will take effect on the next close of the NYSE after we receive the request. Amounts equal to loans and loan interest are not available for transfer.

We will accept transfers by signed written request or by telephone. Each transfer must identify:

  - your policy;

  - the amount of the transfer; and

  - which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

We reserve the right to limit transfers from the fixed account in the following manner:

  - postpone the transfer for 30 days;

  - reduce the amount of the transfer to not more than 25% of the amount available for transfer in the fixed account; and

  - limit the total number of transfers to one per policy year. If limited, the transfer will be effective on the policy anniversary after the date we receive it.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option.

DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts each month or quarter from any portfolio or the fixed account to any of the other portfolios.

PORTFOLIO REBALANCING. After your money has been invested, the performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. You can instruct us to adjust your investment in the portfolios to maintain a predetermined mix on a quarterly, semi-annual or annual basis. Portfolio Rebalancing can be used with Dollar Cost Averaging.


LIMITS ON EXCESSIVE TRANSFERS



Even though we permit the limited use of approved asset allocation programs, the policy and the portfolios are not designed for short term trading or professional market timing, or for organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by policy owners.



Therefore, we may restrict or eliminate the right to make transfers among portfolios if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on your behalf.



We reserve the right to reject any transfer request from any person if, in our judgment, a portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.



We will impose such restrictions only if we or any affected portfolio believe that doing so will prevent harm to other policy owners.


---------------------------------------------------

4. EXPENSES
----------------------------------------------

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. These charges and expenses are:

INSURANCE CHARGE

We make a daily deduction for the mortality and expense risk charge. This is done as a part of our calculation of accumulation unit value. This charge is equal, on an annual basis, to .70% of the average daily net asset value of each portfolio. This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.

MONTHLY CHARGES

We deduct the following charges from your policy value monthly:

  - the monthly cost of insurance;

  - the monthly cost of additional benefits provided by riders; plus

  - the monthly administration charge.

MONTHLY COST OF INSURANCE. The monthly cost of insurance charge varies from policy to policy and from month to month. We determine the charge by multiplying the monthly cost of insurance rate times the amount of the death benefit that is covered by insurance. The monthly cost of insurance rate is based on:

  - the insured's age;

  - gender, if permitted by law;

  - risk classification; and

  - the policy's duration.

Monthly cost of insurance rates will not exceed those guaranteed in the policy and will not be increased more than once in any 12-month period. The guaranteed maximum insurance cost rates for standard risks are based on the Commissioner's Standard Ordinary Mortality Table.

The risk class of an insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to smokers and non-smokers who we determine have a better than average mortality.

For a better understanding of how the cost of insurance and other charges affect policy values, you should request a personalized illustration from your registered representative.

MONTHLY COST OF ADDITIONAL BENEFITS. The monthly cost of any additional benefits provided by riders under this policy is shown in the policy.

MONTHLY ADMINISTRATION CHARGE. During the first policy year, the administration charge is $25 per month. For policy years after the first, the charge drops to a current charge of $5 per month. The maximum administrative charge will not exceed $8.00 per month. We do not expect to profit from this charge.

SURRENDER CHARGE

Unlike many other life insurance policies, there is no charge on withdrawals while this policy remains in force. There is a surrender charge during the first ten policy years if you:

  - request a reduction in the face amount of insurance;

  - surrender the policy for value; or

  - allow the policy to lapse.

If you increase your face amount, a new surrender charge and a new ten-year period will apply to the amount of the increase. If you request a reduction in face amount, we will deduct a pro rata surrender charge from your policy value.

The surrender charge will be the lesser of:


a) 50% during the first six policy years of an amount equal to one annual premium (calculated as if you paid level premiums until the insured age 95 and assuming an annual effective return of 5%), decreasing by 10% each year until there is no surrender charge for years eleven and later; or



b) 30% of actual premiums received during the first policy year up to an amount equal to the annual level premium described in method (a) above, plus 9% of all other premium paid and less the amount of any pro rata surrender charge previously made under the policy.


A table of the surrender charge amount you would pay under the method described in (a) above, is shown in the "Table of Surrender Charges" in the policy. Your surrender charge would be less than this amount if the surrender charge calculated under the method described in (b) were less. In some cases you can minimize the amount of the surrender charge by limiting the amount of premium you pay in the first year. However, this could affect the death benefit, reduce policy values, and increase your risk of lapse. Your registered representative can provide you with a hypothetical illustration of policy values based on planned premiums which includes the surrender charge.

The surrender charge is for expenses incurred in connection with the promotion, sale and distribution of the policies. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses. We may reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances that reduce our sales expense. See Section 8 - Other Information.

PREMIUM TAX CHARGE

States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. These taxes vary by state and are subject to change. Based on your state of residence, we deduct the applicable tax from your premium before allocating amounts to the portfolios or to the fixed account in accordance with your instructions. Generally, references to allocations of premiums in this prospectus reflect the deductions made to cover this tax or other taxes imposed by the state.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if we ever incur such taxes, we reserve the right to deduct them from your policy.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the enclosed portfolio prospectuses.

---------------------------------------------------

5. INSURANCE BENEFITS
----------------------------------------------

The primary purpose of the policy is to provide death benefit protection on the life of the insured. You select the face amount of insurance and death benefit option "A" or "B" on your policy application. Face amount of insurance is the fixed portion of a death benefit that you want the beneficiary to receive. Under option "A", the death benefit equals the face amount on your insurance policy. Gains in your policy value reduce the amount of insurance coverage you pay for without changing the amount of the death benefit. Under option "B", the death benefit equals the face amount on your insurance policy, plus your policy value. The amount of insurance coverage you pay for stays the same, but the death benefit may be greater than the face amount, depending on performance.

Upon receipt of proof that the insured died while the policy was in force, we will pay the death proceeds to the beneficiary in a lump sum or under an optional method of payment provided by the policy and that you or the beneficiary select. The death proceeds equal:

  - the death benefit under the policy; plus

  - any benefits due from riders; less

  - any loans and loan interest; and less

  - any overdue charges if the insured dies during the grace period.

Whether you choose the death benefit under "A" or "B", we guarantee that the death benefit under the option you select will never be less than the applicable percentage of your policy value. Sample ages and percentages are shown in the table below.

    Insured's Age at       Percentage of
    the beginning of     policy value as of
   the policy year in    the date of death.
      which insured
          dies.
  -----------------------------------------
  -----------------------------------------
      40 and under             250%
  -----------------------------------------
           45                  215%
  -----------------------------------------
           50                  185%
  -----------------------------------------
           55                  150%
  -----------------------------------------
           60                  130%
  -----------------------------------------
           65                  120%
  -----------------------------------------
           70                  115%
  -----------------------------------------
          75-90                105%
  -----------------------------------------
           95                  100%
  -----------------------------------------

CHANGES IN THE FACE AMOUNT OF INSURANCE AND/OR THE DEATH BENEFIT OPTIONS

After the first policy year, you can request changes in the face amount of insurance or the death benefit option by writing to us. Increases in the face amount of insurance must be at least $10,000. The insured must be under age 80 and provide proof of insurability. Decreases in the face amount of insurance during the first ten policy years have a surrender charge. See Section 4 - Expenses. Changes take effect on the first monthly anniversary on or after the date we approve the change. We may decline to make a change that would decrease your face amount of insurance to less than the minimum amount that we would issue on a new policy, or if it would disqualify your policy as life insurance under tax law. See Section 6 - Taxes.

GUARANTEED DEATH BENEFIT ENDORSEMENT

You receive a Guaranteed Death Benefit Endorsement with your policy if:

  - the endorsement is approved by your state;

  - your policy is issued with standard or preferred rates; and

  - your policy does not have an increasing premium additional term rider.

The endorsement guarantees that your policy will not lapse prior to the end of the policy year that the insured turns age 80, as long as premium requirements are met. This protects your insurance coverage if your policy value drops below the amount normally required to keep your policy in force. There is no charge for this endorsement, but a minimum level of monthly premium is required to keep the endorsement in force. This minimum is shown in your policy and will not change unless your policy changes.

The endorsement will lapse if the total premiums paid, less any withdrawals, loan, and loan interest, is less than the sum of monthly guaranteed death benefit premiums required since policy issue. You will then have 61 days to pay the required premium or the endorsement will terminate and cannot be reinstated.

If you choose not to pay the minimum required premium and the endorsement terminates, your policy will continue in force as long as you have enough money in the policy to cover the monthly deduction and any surrender charges. See "Policy Lapse and Grace Period" in Section 2 - Premiums.

EXTENDED MATURITY BENEFIT ENDORSEMENT

The policy matures on the policy anniversary following the insured's 95th birthday. See Section 7 - Access to Your Money for a discussion of the Maturity Date. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive your irrevocable election to use the benefit in writing and prior to the maturity date.

Under the endorsement and as of the maturity date:

  - we transfer money in the portfolios to the fixed account as of the next close of the NYSE;

  - all riders on the policy terminate; and

  - cost of insurance charges are no longer deducted.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

---------------------------------------------------

6. TAXES
----------------------------------------------


This section discusses how federal income tax applies to life insurance policies in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. SAFECO Life does not guarantee the tax treatment of any policy or any transaction involving a policy. You should consult a competent tax advisor about your individual circumstances.



LIFE INSURANCE IN GENERAL



If your policy meets certain tests under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes. Death proceeds payable under a life insurance policy when the insured dies are not taxed to the beneficiary. We will monitor compliance of your policy with these tests.



Your life insurance policy may also be a modified endowment contract, which means that your policy has a high ratio of cash value to insurance protection as determined under the Code. If your policy is a modified endowment contract, amounts you take out while the insured is living, including loans and collateral assignments, may be subject to income tax. There may be a 10% tax penalty on the taxable amount taken before age 59 1/2 unless you are disabled as defined by the Code or another exception applies.


A surrender or termination of the policy by lapse may have tax consequences if the surrender value plus outstanding loans and loan interest is greater than premiums paid into the policy. If the insured is alive on the maturity date and you have not elected the extended maturity option in writing, you may have to pay federal income tax on the policy value (including outstanding loan amounts) that are attributable to earnings in the portfolios or interest in the fixed account.

Ownership of a life insurance policy or receipt of policy proceeds before or after the death of the insured, may result in federal taxes such as income, estate, gift, or generation-skipping transfer tax, as well as state and local taxes such as inheritance or income tax. Tax consequences depend on your or your beneficiary's individual circumstances. You should consult your personal tax advisor regarding the tax treatment of a life insurance policy that you own.

Changes in federal and state tax law or in the interpretation of current tax law could adversely affect the tax treatment of your policy and policy proceeds.

DIVERSIFICATION

Variable life insurance policies receive tax deferral while the insured is living as long the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax unless you take money out of the policy.

We believe the portfolios offered under this policy are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your policy might lose its tax favored status as life insurance because of the number and type of portfolios you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively. Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING

Generally, while the insured is living, federal income tax is withheld from the taxable portion of proceeds at a rate of 10%. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate.

---------------------------------------------------

7. ACCESS TO YOUR MONEY
----------------------------------------------

You can access money in your policy in the following ways:

  - by taking loans against your policy value;

  - by requesting withdrawals after the first policy year;

  - by taking SMART-TM- distributions (beginning after the second policy year);

  - by surrendering your policy for value;

  - by receiving the surrender value if the insured is alive on the maturity date; or

  - when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS

You may take loans in any amount up to 90% (or other maximum required by your state) of your policy surrender value by writing to us. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rate guarantees in the fixed account. For this reason, loans, whether or not repaid, have a permanent affect on the amount of money you are able to accumulate in your policy. Unless you tell us differently, we will deduct loan amounts from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible, we deduct loan amounts on a pro rata basis from the investment options. Once we receive your request, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loan amounts are credited with interest at a minimum annual effective rate of 4%. Loan amounts are also charged interest. The interest rate charged on new and existing loans is set each policy anniversary, subject to a maximum rate that is the greater of:

  - Moody's Corporate Bond Yield Average for the calendar month that ends two months before your policy anniversary date; or

  - 5%.

The cost of a loan is equal to the difference, if any, between the interest rate we credit and the interest rate we charge on the loan amount. Loans that are credited and charged at the same interest rate have no cost. There is no cost to you on new and existing loans that do not exceed the total investment gain in you policy, less policy charges and existing loan amounts, or on any new or existing loans after the tenth policy year. During the first ten policy years, we call these no-cost loans "preferred". To determine what loan amount is currently available to you on a preferred basis, add the amount of any withdrawals you have taken to your current policy value and then subtract all premiums paid.

The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. Changes in the loan interest rate we charge will never be less than 0.5% up or down. We will notify you in advance of any change in the cost of your loan.

Loan interest is payable in advance on the date of the loan and on each subsequent policy anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. During the first ten policy years, loans will be reallocated as preferred or non-preferred once a year on the policy anniversary. If the unloaned portion of your policy value experienced gains during the 12-month period prior to your policy anniversary, a greater portion of existing loan amounts may be preferred during the next policy year. If your policy value experienced losses during this period, a greater portion of existing loans may be non-preferred and result in a cost to you if you do not repay the loan.

Loan payments of $50 or more may be made at anytime while the insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us, other than by electronic funds transfer, to be a loan payment unless clearly marked otherwise. Unless you tell us differently, loan payments are allocated to the portfolios and/or the fixed account in accordance with your current premium allocations on file. Non-preferred loans are repaid first. Loan payments are not considered additional premium under the policy.

Loans allow you to access money in your policy at little or no cost and are tax-free, unless your policy is a modified endowment contract. See Section 6 - Taxes. However, loans reduce the number of accumulation units in the portfolios and/or the value in the fixed account. Loans increase your risk that:

  - you will not accumulate enough policy value to meet your future financial needs;

  - your policy will lapse;

  - the Guaranteed Death Benefit Endorsement will terminate; or

  - your beneficiary will receive less money.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy surrender value less policy charges for three months.

Unless you tell us differently, we will take withdrawals from the portfolios and the fixed account in the same proportion as we take monthly deductions or, if this is not possible, on a pro rata basis from the investment options. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

Unlike many other policies, there is no charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account and may have tax consequences. See Section 6 - Taxes. Withdrawals lower the face amount of insurance on your policy dollar for dollar and increase the risk that:

  - you will not accumulate enough policy value to meet your future financial needs;

  - your policy will lose its current tax status;

  - your policy will lapse;

  - the Guaranteed Death Benefit Endorsement will terminate; or

  - your beneficiary will receive less money.

We may refuse any withdrawal request that reduces the face amount below the minimum we require for policy issue or that would disqualify the policy as life insurance under tax law.

SMART-TM- DISTRIBUTIONS

After the second policy year, you can take money out electronically through systematic withdrawals, loans or a combination of both so that you receive a level stream of income over a period of time you select. The distributions must satisfy applicable requirements for taking withdrawals or loans and may be modified to ensure that insurance coverage remains in force. These distributions have the same risks as random loans and withdrawals. All or some of these distributions may be subject to current tax and tax penalties. See Section 6 - Taxes.

SURRENDER

You may end the insurance coverage under this policy and receive the surrender value at any time by sending written instruction and the policy to us while the insured is living. A surrender charge will apply during the first ten policy years. See Section 4 - Expenses. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.


MATURITY DATE



The policy matures on the policy anniversary following the insured's 95th birthday. If the insured is alive on the maturity date, the policy terminates and you receive the policy surrender value in a lump sum or, alternatively, in a payment option provided by your policy and that you select. Current tax may apply. Under some circumstances the maturity date may be extended until the death of the insured. See Section 5 - Insurance Benefits for a discussion of the Extended Maturity Benefit Endorsement.


MINIMUM VALUE

If the surrender value of your policy (policy value less surrender charges and outstanding loan amounts) is too low to pay the monthly policy charges or loan interest that is due, insurance coverage will end and your policy will lapse without value. See Section 2 - Premiums for information on policy lapse and reinstatement.

---------------------------------------------------

8. OTHER INFORMATION
----------------------------------------------

SAFECO LIFE

SAFECO Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish SAFECO Separate Account SL ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie policy values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of SAFECO Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO Life. Promises we make in the policy are general obligations of SAFECO Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act, if such registration is no longer required.

GENERAL ACCOUNT

If you put your money into the fixed account, it goes into SAFECO Life's general account. The general account is made up of all of SAFECO Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our policy owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account. However, such disclosure may be subject to general provisions in federal securities laws that relate to accuracy and completeness of statements made in the prospectus.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are underwritten by SAFECO Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for SAFECO Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of SAFECO Life and is located at 10865 Willows Road NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for SAFECO Life policies.

The commissions paid to registered representatives on the sale of policies are not more than 90% of premiums paid during the first year nor more than 2% during years after the first. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. SAFECO Life is engaged in various kinds of litigation which, in the opinion of SAFECO Life, are not of material importance in relation to the total capital and surplus of SAFECO Life.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDER

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the portfolios for any period of time when:

  - the NYSE is closed (other than customary weekend or holiday closings);

  - trading on the NYSE is restricted;

  - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

  - the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the fixed account for the period permitted by law, but not for more than six months.

VOTING RIGHTS

SAFECO Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the fixed account.


DISREGARD OF VOTING INSTRUCTIONS



SAFECO Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause any portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the portfolio. SAFECO Life may also disapprove changes in the investment policy initiated by the owners or trustees of the funds. SAFECO Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:



  - violate state or federal law;



  - be inconsistent with the investment objectives of the portfolios; or



  - vary from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives and underlying other variable policies offered by SAFECO Life or of an affiliated life insurance company.


In the event that SAFECO Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to you by reducing certain policy charges (including the surrender charge) or crediting additional fixed account interest.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

REPORTS TO POLICY OWNERS

We send you semi-annual and annual reports of the portfolios. We also send you quarterly statements about your policy which, taken together, provide you with an annual report of your policy each policy year. Statements include information about:

  - the death benefit;

  - policy values including surrender value;

  - policy charges;

  - loan amounts including loan interest;

  - premiums paid during the year; and

  - investment performance.

INTERNET INFORMATION

You can find more information about the PREMIER Accumulation Life Flexible Premium Variable Life Insurance Policy as well as other products and financial services offered by SAFECO companies on the Internet at http://www.SAFECO.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a PREMIER Accumulation Life policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement and general consumer information.


EXPERTS



The financial statements of SAFECO Separate Account SL at December 31, 2000 and for the periods indicated therein and the financial statements of SAFECO Life Insurance Company and subsidiaries at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, appearing in this Prospectus, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.



FINANCIAL STATEMENTS



The Audited Consolidated Financial Statements of SAFECO Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the separate account or its portfolios.

--------------------------------------------------------------------------------
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                                    PART II
                                MORE INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS AND DIRECTORS OF SAFECO LIFE


OFFICERS:
   Michael S. McGavick     Chairman of the Board
   Randall H. Talbot       President
   Leslie J. Rice          Controller and Assistant
                           Secretary
   Roger F. Harbin         Executive Vice President
                           and Actuary
   Michael J. Kinzer       Vice President and Chief
                           Actuary
   Rod A. Pierson          Senior Vice President and
                           Secretary
   George C. Pagos         Associate General
                           Counsel, Vice President
                           and Assistant Secretary

DIRECTORS:
   Donald S. Chapman       Director
   Roger F. Harbin         Director
   Michael S. McGavick     Director
   Rod A. Pierson          Director
   James W. Ruddy          Director
   Ronald L. Spaulding     Director
   Randall H. Talbot       Director
   William T. Lebo         Director
   Dale E. Lauer           Director



*The business address for Messrs. Talbot, Harbin, Kinzer, Pagos and Ms. Rice is 5069 154th Pl. NE, Redmond, WA 98052. The business address for Messr. Spaulding is 601 Union Street, Suite 2500, Seattle, WA 98101. The business address for Messr. Lauer is 500 N. Meridian Street, Indianapolis, IN 46204. The business address for all other individuals listed is SAFECO Plaza, Seattle, WA 98185.



All of the officers and directors listed above have acted in the capacities shown above for at least the last five years except Messrs. Talbot, Harbin, McGavick, and Lauer and Ms. Rice. Mr. Talbot was President and Chief Executive Officer of Talbot Financial Corporation from 1994 until accepting his current position in 1998. Talbot Financial Corporation, an affiliate of SAFECO Life, is a holding company for insurance agencies marketing insurance products and other financial services. Mr. Harbin previously held the positions of Senior Vice President for SAFECO Life's annuities division since 1992 and has been Executive Vice President of SAFECO Life's broker-dealer since 1998. Mr. Lauer held the position of Vice President of commercial lines underwriting for the various SAFECO Property and Casualty Companies from 1992 until 1997 when he was named Senior Vice President. Ms. Rice was employed by PEMCO Financial Services from July 1991 until December of 1999. She previously held the position of Controller for PEMCO Financial Services before joining SAFECO Life in 1999. Mr. McGavick was named Chairman of SAFECO Life in 2001. He was Senior Vice President of CNA Financial Corporation from 1997 to 2001. Prior to that he was Group Vice President at CNA.


MISSTATEMENT OF AGE OR SEX

If the age or sex of the insured has been incorrectly stated, the death benefit and any benefits provided by riders will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

SAFECO LIFE'S RIGHT TO CONTEST

SAFECO Life cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured's lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement. If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, withdrawals, and investment experience, gain or loss, in the portfolios.

FEDERAL TAX STATUS


NOTE. The following description is based upon SAFECO Life's understanding of current federal income tax law applicable to life insurance in general. SAFECO Life cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), defines the term "life insurance contract" for purposes of the Code. SAFECO Life believes that the policies to be issued will qualify as "life insurance contracts" under Section 7702. SAFECO Life does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisors. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.


INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon SAFECO Life's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

SAFECO Life is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from SAFECO Life and its operations form a part of SAFECO Life.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax on the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as the policy, meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.
Section 1.817-5), which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

SAFECO Life intends that each investment portfolio underlying the policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the policy. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the Separate Account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, SAFECO Life reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, SAFECO Life has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

While SAFECO Life has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with SAFECO Life's interpretations of
Section 7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisors with respect to the tax consequences of purchasing the policy.


POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or withdrawals or surrenders from the policies will depend on whether the policy is considered to be a modified endowment contract. Otherwise, SAFECO Life believes that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, the owner is not deemed to be in constructive receipt of the policy account value or net cash surrender value, including increments thereon, under a policy until there is a distribution of such amounts.



Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.



TAX TREATMENT OF LOANS, WITHDRAWALS, AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a modified endowment contract. A modified endowment contract is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to:
(1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or
(2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.


Furthermore, any policy received in exchange for a policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-pay test. The status of an exchange of a contract issued before June 21, 1988 is unclear; however, the Internal Revenue Service has taken the position in a Private Letter Ruling that a contract received in an exchange on or after June 21, 1988 will be considered as entered into as of the date of the exchange and therefore subject to Section 7702A. Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a modified endowment contract depends on the individual circumstances of each policy.

If the policy is classified as a modified endowment contract, then withdrawals and surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled within the meaning of Section 72(m)(7) of the Code; or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of such taxpayer and his beneficiary.

If a policy is not classified as a modified endowment contract, then any withdrawals will be treated first as a recovery of the investment in the policy, which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

Any loans from a policy which is not classified as a modified endowment contract, will be treated as indebtedness of the owner and not a distribution. Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, the deductibility of the interest expense for loans against corporate-owned life insurance policies may be limited or disallowed under the Code. The deductibility of interest payable on policy loans is subject to the rules and limitations under Sections 163 and 264 of the Code.


Policy owners should seek competent tax advice on the tax consequences of taking loans or withdrawals from any policy or surrendering any policy.


QUALIFIED PLANS. The policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent qualified plans consultant.

ADVERTISING

SAFECO Life is ranked and rated by independent financial rating services, including Moody's, Standard and Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of SAFECO Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of SAFECO Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

               APPENDIX A: SEPARATE ACCOUNT FINANCIAL STATEMENTS
                           SAFECO SEPARATE ACCOUNT SL
                              FINANCIAL STATEMENTS
                               DECEMBER 31, 2000



                                  APPENDIX - A

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                                                   SAFECO                       SAFECO
                                                       SAFECO        SAFECO        GROWTH         SAFECO      SMALL CO.
                                                        BOND         EQUITY     OPPORTUNITIES   NORTHWEST       VALUE
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $    278,900  $  8,081,746  $  8,923,945   $  1,791,536  $    151,552
                                                    ============  ============  ============   ============  ============
            SHARES OWNED                                  25,509       269,795       401,583         82,909        13,578
            NET ASSET VALUE PER SHARE               $      10.92  $      27.46  $      18.81   $      19.04  $      10.68
                                                    ------------  ------------  ------------   ------------  ------------

         Investments, at value                      $    278,561  $  7,408,569  $  7,553,777   $  1,578,581  $    145,012
                                                    ------------  ------------  ------------   ------------  ------------

             Total assets                                278,561     7,408,569     7,553,777      1,578,581       145,012

LIABILITIES:
      Mortality and expense risk charge payable              160         4,663         4,880          1,003            77
                                                    ------------  ------------  ------------   ------------  ------------

NET ASSETS                                          $    278,401  $  7,403,906  $  7,548,897   $  1,577,578  $    144,935
                                                    ============  ============  ============   ============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $    154,306  $  4,118,846  $  3,183,141   $    793,533  $    144,935

      ACCUMULATION UNITS OUTSTANDING                      13,283       324,500       301,204         56,989        16,999
                                                    ------------  ------------  ------------   ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $     11.617  $     12.693  $     10.568   $     13.924  $      8.526
                                                    ============  ============  ============   ============  ============

ENHANCED VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $    124,095  $  3,285,060  $  4,365,756   $    784,045

      ACCUMULATION UNITS OUTSTANDING                       1,009        19,015        26,916          4,618
                                                    ------------  ------------  ------------   ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $    123.044  $    172.763  $    162.198   $    169.795
                                                    ============  ============  ============   ============

  *  The redemption price per unit is the accumulation unit value

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                      INVESCO        DREYFUS       DREYFUS                     DREYFUS
                                                    REAL ESTATE      MIDCAP       TECHNOLOGY     DREYFUS       QUALITY
                                                    OPPORTUNITY       STOCK         GROWTH     APPRECIATION      BOND
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $      7,114  $     232,606  $    272,133  $    138,545  $     30,440
                                                    ============  =============  ============  ============  ============
            SHARES OWNED                                     734         15,901        14,415         3,479         2,704
            NET ASSET VALUE PER SHARE               $      10.15  $       14.29  $      14.19  $      38.91  $      11.39
                                                    ------------  -------------  ------------  ------------  ------------

         Investments, at value                      $      7,449  $     227,220  $    204,553  $    135,380  $     30,797
                                                    ------------  -------------  ------------  ------------  ------------

             Total assets                                  7,449        227,220       204,553       135,380        30,797

LIABILITIES:
      Mortality and expense risk charge payable                7             94            94            49            11
                                                    ------------  -------------  ------------  ------------  ------------

NET ASSETS                                          $      7,442  $     227,126  $    204,459  $    135,331  $     30,786
                                                    ============  =============  ============  ============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $      7,442  $     227,126  $    204,459  $    135,331  $     30,786

      ACCUMULATION UNITS OUTSTANDING                         648         22,372        31,216        13,695         2,811
                                                    ------------  -------------  ------------  ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $     11.492  $      10.152  $      6.550  $      9.882  $     10.952
                                                    ============  =============  ============  ============  ============

  *  The redemption price per unit is the accumulation unit value

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                      DREYFUS       FIDELITY                     FIDELITY      FIDELITY
                                                      SOCIALLY      EQUITY-       FIDELITY         HIGH         MONEY
                                                    RESPONSIBLE      INCOME        GROWTH         INCOME        MARKET
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $    141,652  $ 10,633,725  $  29,808,128  $  2,190,381  $  6,125,812
                                                    ============  ============  =============  ============  ============
            SHARES OWNED                                   3,731       475,516        735,647       197,947     6,125,812
            NET ASSET VALUE PER SHARE               $      34.47  $      25.52  $       43.65  $       8.18  $       1.00
                                                    ------------  ------------  -------------  ------------  ------------

         Investments, at value                      $    128,592  $ 12,135,168  $  32,110,979  $  1,619,203  $  6,125,812
                                                    ------------  ------------  -------------  ------------  ------------

             Total assets                                128,592    12,135,168     32,110,979     1,619,203     6,125,812

LIABILITIES:
      Mortality and expense risk charge payable               62         8,274         22,446         1,100         4,050
                                                    ------------  ------------  -------------  ------------  ------------

NET ASSETS                                          $    128,530  $ 12,126,894  $  32,088,533  $  1,618,103  $  6,121,762
                                                    ============  ============  =============  ============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $    128,530  $  1,086,565  $   4,264,153  $    202,385  $  2,506,827

      ACCUMULATION UNITS OUTSTANDING                      14,518        80,676        243,158        25,284       215,380
                                                    ------------  ------------  -------------  ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $      8.853  $     13.468  $      17.537  $      8.005  $     11.639
                                                    ============  ============  =============  ============  ============

ENHANCED VARIABLE UNIVERSAL LIFE
      NET ASSETS                                                  $ 11,040,329  $  27,824,380  $  1,415,718  $  3,614,935

      ACCUMULATION UNITS OUTSTANDING                                    29,726         64,723        10,917        25,210
                                                                  ------------  -------------  ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                                             $    371.408  $     429.898  $    129.683  $    143.393
                                                                  ============  =============  ============  ============

  *  The redemption price per unit is the accumulation unit value

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                 SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------
                                                                                   FIDELITY       FIDELITY
                                                      FIDELITY       FIDELITY     ASSET MGR:        ASSET        FIDELITY
                                                      OVERSEAS      INDEX 500       GROWTH         MANAGER      CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $   6,438,984  $ 12,177,436  $   2,007,585  $  10,351,457  $  8,650,017
                                                    =============  ============  =============  =============  ============
            SHARES OWNED                                  314,933        92,792        124,456        640,850       392,574
            NET ASSET VALUE PER SHARE               $       19.99  $     149.53  $       14.41  $       16.00  $      23.74
                                                    -------------  ------------  -------------  -------------  ------------

         Investments, at value                      $   6,295,504  $ 13,875,192  $   1,793,413  $  10,253,593  $  9,319,711
                                                    -------------  ------------  -------------  -------------  ------------

             Total assets                               6,295,504    13,875,192      1,793,413     10,253,593     9,319,711

LIABILITIES:
      Mortality and expense risk charge payable             4,457         9,187          1,196          7,213         6,292
                                                    -------------  ------------  -------------  -------------  ------------

NET ASSETS                                          $   6,291,047  $ 13,866,005  $   1,792,217  $  10,246,380  $  9,313,419
                                                    =============  ============  =============  =============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $     443,592  $  4,853,084  $     618,815  $     572,238  $  1,759,353

      ACCUMULATION UNITS OUTSTANDING                       34,642       328,103         50,491         45,535       115,977
                                                    -------------  ------------  -------------  -------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $      12.805  $     14.791  $      12.256  $      12.567  $     15.170
                                                    =============  ============  =============  =============  ============

ENHANCED VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $   5,847,455  $  9,012,921  $   1,173,402  $   9,674,142  $  7,554,066

      ACCUMULATION UNITS OUTSTANDING                       27,726        28,823          5,975         40,007        29,122
                                                    -------------  ------------  -------------  -------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $     210.900  $    312.700  $     196.388  $     241.809  $    259.390
                                                    =============  ============  =============  =============  ============

  *  The redemption price per unit is the accumulation unit value

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                      FIDELITY                     FIDELITY      FIDELITY         AIM
                                                     INVESTMENT      FIDELITY      GROWTH &       GROWTH       AGGRESSIVE
                                                     GRADE BOND      BALANCED       INCOME     OPPORTUNITIES     GROWTH
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $   1,129,654  $    158,826  $    439,178  $     975,304  $    920,522
                                                    =============  ============  ============  =============  ============
            SHARES OWNED                                   92,588        10,465        27,787         47,600        57,378
            NET ASSET VALUE PER SHARE               $       12.59  $      14.45  $      15.26  $       17.74  $      14.62
                                                    -------------  ------------  ------------  -------------  ------------

         Investments, at value                      $   1,165,688  $    151,219  $    424,027  $     844,431  $    838,863
                                                    -------------  ------------  ------------  -------------  ------------

             Total assets                               1,165,688       151,219       424,027        844,431       838,863

LIABILITIES:
      Mortality and expense risk charge payable               815            82           237            446           427
                                                    -------------  ------------  ------------  -------------  ------------

NET ASSETS                                          $   1,164,873  $    151,137  $    423,790  $     843,985  $    838,436
                                                    =============  ============  ============  =============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $      54,432  $    151,137  $    423,790  $     843,985  $    838,436

      ACCUMULATION UNITS OUTSTANDING                        4,575        12,398        30,124         74,299        97,713
                                                    -------------  ------------  ------------  -------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $      11.898  $     12.190  $     14.068  $      11.359  $      8.581
                                                    =============  ============  ============  =============  ============

ENHANCED VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $   1,110,441

      ACCUMULATION UNITS OUTSTANDING                        6,689
                                                    -------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $     166.015
                                                    =============

  *  The redemption price per unit is the accumulation unit value

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                                FRANKLIN
                                                         AIM        FEDERATED     FEDERATED      FRANKLIN         U.S.
                                                       GROWTH      HIGH INCOME     UTILITY       SMALL CAP     GOVERNMENT
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $     868,706  $     66,886  $      4,021  $     540,624  $     15,309
                                                    =============  ============  ============  =============  ============
            SHARES OWNED                                   26,952         7,903           324         21,888         1,287
            NET ASSET VALUE PER SHARE               $       24.82  $       8.46  $      12.44  $       21.14  $      13.11
                                                    -------------  ------------  ------------  -------------  ------------

         Investments, at value                      $     668,948  $     66,857  $      4,029  $     462,722  $     16,873
                                                    -------------  ------------  ------------  -------------  ------------

             Total assets                                 668,948        66,857         4,029        462,722        16,873

LIABILITIES:
      Mortality and expense risk charge payable               362            29             5            229             9
                                                    -------------  ------------  ------------  -------------  ------------

NET ASSETS                                          $     668,586  $     66,828  $      4,024  $     462,493  $     16,864
                                                    =============  ============  ============  =============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $     668,586  $     66,828  $      4,024  $     462,493  $     16,864

      ACCUMULATION UNITS OUTSTANDING                       89,665         7,148           432         54,454         1,545
                                                    -------------  ------------  ------------  -------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $       7.456  $      9.350  $      9.322  $       8.493  $     10.916
                                                    =============  ============  ============  =============  ============

  *  The redemption price per unit is the accumulation unit value

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                 SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------
                                                      TEMPLETON     LEXINGTON     LEXINGTON
                                                     DEVELOPING      NATURAL       EMERGING       SCUDDER        SCUDDER
                                                       MARKETS      RESOURCES      MARKETS       BALANCED     INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $       3,403  $    357,020  $    927,525  $      86,331  $     76,397
                                                    =============  ============  ============  =============  ============
            SHARES OWNED                                      580        27,803        93,085          6,354         5,220
            NET ASSET VALUE PER SHARE               $        5.22  $      14.75  $       7.63  $       13.39  $      14.26
                                                    -------------  ------------  ------------  -------------  ------------

         Investments, at value                      $       3,030  $    410,090  $    710,241  $      85,075  $     74,433
                                                    -------------  ------------  ------------  -------------  ------------

             Total assets                                   3,030       410,090       710,241         85,075        74,433

LIABILITIES:
      Mortality and expense risk charge payable                 2           255           495             34            31
                                                    -------------  ------------  ------------  -------------  ------------

NET ASSETS                                          $       3,028  $    409,835  $    709,746  $      85,041  $     74,402
                                                    =============  ============  ============  =============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $       3,028  $     51,917  $    128,249  $      85,041  $     74,402

      ACCUMULATION UNITS OUTSTANDING                          375         5,247        13,679          8,644         8,583
                                                    -------------  ------------  ------------  -------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $       8.083  $      9.894  $      9.376  $       9.838  $      8.668
                                                    =============  ============  ============  =============  ============

ENHANCED VARIABLE UNIVERSAL LIFE
      NET ASSETS                                                   $    357,918  $    581,497

      ACCUMULATION UNITS OUTSTANDING                                      2,771         7,396
                                                                   ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                                              $    129.176  $     78.620
                                                                   ============  ============

  *  The redemption price per unit is the accumulation unit value

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                          SUB-ACCOUNTS
                                                    --------------------------------------------------------
                                                     J.P. MORGAN                   AMERICAN      AMERICAN
                                                     DISCIPLINED      WANGER       CENTURY        CENTURY
                                                       EQUITY      US SMALL CAP    BALANCED    INTERNATIONAL
------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $     549,575  $  1,307,996  $    223,523  $   1,958,854
                                                    =============  ============  ============  =============
            SHARES OWNED                                   34,031        61,686        29,693        189,056
            NET ASSET VALUE PER SHARE               $       14.90  $      19.99  $       7.27  $       10.23
                                                    -------------  ------------  ------------  -------------

         Investments, at value                      $     507,056  $  1,233,107  $    215,870  $   1,934,042
                                                    -------------  ------------  ------------  -------------

             Total assets                                 507,056     1,233,107       215,870      1,934,042

LIABILITIES:
      Mortality and expense risk charge payable               263           663           111          1,019
                                                    -------------  ------------  ------------  -------------

NET ASSETS                                          $     506,793  $  1,232,444  $    215,759  $   1,933,023
                                                    =============  ============  ============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $     506,793  $  1,232,444  $    215,759  $   1,933,023

      ACCUMULATION UNITS OUTSTANDING                       56,365        99,912        17,336        117,036
                                                    -------------  ------------  ------------  -------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
         outstanding)                               $       8.991  $     12.335  $     12.446  $      16.516
                                                    =============  ============  ============  =============

  *  The redemption price per unit is the accumulation unit value

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                            SAFECO
                                                            SAFECO                  SAFECO                  GROWTH
                                                             BOND                   EQUITY              OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999        2000        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $   15,063  $   12,551  $   56,731  $  436,042  $  821,939  $        -

   Mortality and expense risk charge                    (1,613)     (1,872)    (61,857)    (58,412)    (69,179)    (69,397)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                         13,450      10,679      (5,126)    377,630     752,760     (69,397)

   Net realized gain (loss) on investments              (4,953)    (16,692)   (258,714)    299,583     180,382  (1,161,712)

   Net change in unrealized appreciation
      (depreciation)                                    12,557      (4,349)   (760,177)   (185,029) (1,574,956)  1,495,041
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      21,054     (10,362) (1,024,017)    492,184    (641,814)    263,932

UNIT TRANSACTIONS:
   Subscriptions                                        77,487   2,563,271  11,334,263   6,706,315   7,735,349   6,747,973
   Redemptions                                         (40,516) (2,535,961) (11,116,775) (4,657,021) (8,252,426) (7,971,997)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                         36,971      27,310     217,488   2,049,294    (517,077) (1,224,024)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                              58,025      16,948    (806,529)  2,541,478  (1,158,891)   (960,092)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              220,376     203,428   8,210,435   5,668,957   8,707,788   9,667,880
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  278,401  $  220,376  $7,403,906  $8,210,435  $7,548,897  $8,707,788
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                    SAFECO                 INVESCO
                                                            SAFECO                SMALL CO.              REAL ESTATE
                                                          NORTHWEST                 VALUE                OPPORTUNITY
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999        2000        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $   20,677  $   45,941  $      325  $        -  $       18  $        -

   Mortality and expense risk charge                   (11,143)     (2,610)       (938)     (1,510)        (18)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                          9,534      43,331        (613)     (1,510)          -           -

   Net realized gain (loss) on investments              20,147      10,307       1,145     (81,491)        281           -

   Net change in unrealized appreciation
      (depreciation)                                  (338,736)    119,960     (11,129)     87,339         334           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (309,055)    173,598     (10,597)      4,338         615           -

UNIT TRANSACTIONS:
   Subscriptions                                     1,910,964     389,043      87,304      87,989      21,765           -
   Redemptions                                        (763,163)    (80,996)    (67,299)   (331,536)    (14,938)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      1,147,801     308,047      20,005    (243,547)      6,827           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             838,746     481,645       9,408    (239,209)      7,442           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              738,832     257,187     135,527     374,736           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $1,577,578  $  738,832  $  144,935  $  135,527  $    7,442  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           DREYFUS                 DREYFUS
                                                            MIDCAP                TECHNOLOGY               DREYFUS
                                                            STOCK                   GROWTH               APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $    3,571  $        -  $        -  $        -  $    1,465  $        -

   Mortality and expense risk charge                      (301)          -        (434)          -        (189)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                          3,270           -        (434)          -       1,276           -

   Net realized gain (loss) on investments                (634)          -      (6,073)          -         (13)          -

   Net change in unrealized appreciation
      (depreciation)                                    (5,385)          -     (67,581)          -      (3,165)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      (2,749)          -     (74,088)          -      (1,902)          -

UNIT TRANSACTIONS:
   Subscriptions                                       237,144           -     313,609           -     140,366           -
   Redemptions                                          (7,269)          -     (35,062)          -      (3,133)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        229,875           -     278,547           -     137,233           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             227,126           -     204,459           -     135,331           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  227,126  $        -  $  204,459  $        -  $  135,331  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           DREYFUS                 DREYFUS                 FIDELITY
                                                           QUALITY                 SOCIALLY                EQUITY-
                                                             BOND                RESPONSIBLE                INCOME
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999       2000#        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $      308  $        -  $    1,031  $        -  $  934,342  $  543,594

   Mortality and expense risk charge                       (24)          -        (247)          -     (99,103)   (107,093)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                            284           -         784           -     835,239     436,501

   Net realized gain (loss) on investments                   6           -        (928)          -      73,936     402,134

   Net change in unrealized appreciation
      (depreciation)                                       357           -     (13,059)          -    (103,500)   (238,984)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS         647           -     (13,203)          -     805,675     599,651

UNIT TRANSACTIONS:
   Subscriptions                                        31,045           -     150,779           -   1,983,200   3,191,983
   Redemptions                                            (906)          -      (9,046)          -  (2,511,093) (3,407,998)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                         30,139           -     141,733           -    (527,893)   (216,015)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                              30,786           -     128,530           -     277,782     383,636

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -           -           -  11,849,112  11,465,476
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $   30,786  $        -  $  128,530  $        -  $12,126,894 $11,849,112
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                   FIDELITY                FIDELITY
                                                           FIDELITY                  HIGH                   MONEY
                                                            GROWTH                  INCOME                  MARKET
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999        2000        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $3,963,094  $2,926,024  $  173,393  $  212,460  $  359,681  $  308,430

   Mortality and expense risk charge                  (317,577)   (256,091)    (18,558)    (20,614)    (48,007)    (49,964)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                      3,645,517   2,669,933     154,835     191,846     311,674     258,466

   Net realized gain (loss) on investments           1,803,560   1,641,896    (193,707)    (99,166)          -           -

   Net change in unrealized appreciation
      (depreciation)                                (9,918,652)  5,050,025    (479,340)     67,001           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS  (4,469,575)  9,361,854    (518,212)    159,681     311,674     258,466

UNIT TRANSACTIONS:
   Subscriptions                                     9,524,662   9,967,003     902,016   1,467,997  32,990,914  23,732,801
   Redemptions                                      (8,947,081) (8,837,996) (1,414,245) (1,290,000) (33,525,648) (22,833,016)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        577,581   1,129,007    (512,229)    177,997    (534,734)    899,785
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                          (3,891,994) 10,490,861  (1,030,441)    337,678    (223,060)  1,158,251

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           35,980,527  25,489,666   2,648,544   2,310,866   6,344,822   5,186,571
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $32,088,533 $35,980,527 $1,618,103  $2,648,544  $6,121,762  $6,344,822
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                           FIDELITY
                                                           FIDELITY                FIDELITY               ASSET MGR:
                                                           OVERSEAS               INDEX 500                 GROWTH
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999        2000        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $  779,273  $  226,126  $  215,135  $  163,720  $  215,288  $  114,779

   Mortality and expense risk charge                   (65,459)    (54,894)   (123,737)   (101,723)    (16,631)    (15,581)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                        713,814     171,232      91,398      61,997     198,657      99,198

   Net realized gain (loss) on investments             235,770     184,720     754,095     426,835     (16,631)     53,917

   Net change in unrealized appreciation
      (depreciation)                                (2,549,953)  1,974,020  (2,387,481)  1,714,998    (457,946)    103,000
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS  (1,600,369)  2,329,972  (1,541,988)  2,203,830    (275,920)    256,115

UNIT TRANSACTIONS:
   Subscriptions                                     1,743,182   1,992,997   4,006,232   5,795,999     829,978   1,364,999
   Redemptions                                      (1,860,031) (1,802,002) (3,508,439) (2,647,997)   (827,394) (1,358,003)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       (116,849)    190,995     497,793   3,148,002       2,584       6,996
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                          (1,717,218)  2,520,967  (1,044,195)  5,351,832    (273,336)    263,111

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            8,008,265   5,487,298  14,910,200   9,558,368   2,065,553   1,802,442
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $6,291,047  $8,008,265  $13,866,005 $14,910,200 $1,792,217  $2,065,553
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           FIDELITY                                        FIDELITY
                                                            ASSET                  FIDELITY               INVESTMENT
                                                           MANAGER                CONTRAFUND              GRADE BOND
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999        2000        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $1,201,810  $  802,145  $1,254,130  $  285,534  $   61,781  $   52,635

   Mortality and expense risk charge                   (95,594)    (98,085)    (84,397)    (69,074)     (8,519)     (8,460)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                      1,106,216     704,060   1,169,733     216,460      53,262      44,175

   Net realized gain (loss) on investments              57,903     176,164     262,364     407,424     (10,836)     (7,752)

   Net change in unrealized appreciation
      (depreciation)                                (1,690,703)    181,999  (2,176,725)  1,089,020      54,900     (55,995)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (526,584)  1,062,223    (744,628)  1,712,904      97,326     (19,572)

UNIT TRANSACTIONS:
   Subscriptions                                     1,322,540   2,177,994   2,739,018   4,088,999     404,428     374,005
   Redemptions                                      (1,994,716) (2,505,977) (2,120,964) (3,318,002)   (240,057)   (435,950)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       (672,176)   (327,983)    618,054     770,997     164,371     (61,945)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                          (1,198,760)    734,240    (126,574)  2,483,901     261,697     (81,517)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           11,445,140  10,710,900   9,439,993   6,956,092     903,176     984,693
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $10,246,380 $11,445,140 $9,313,419  $9,439,993  $1,164,873  $  903,176
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                           FIDELITY
                                                           FIDELITY                FIDELITY                 GROWTH
                                                           BALANCED            GROWTH & INCOME          OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999        2000        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $    7,272  $    2,584  $   31,809  $    4,210  $   29,606  $    5,959

   Mortality and expense risk charge                    (1,070)       (645)     (2,791)     (2,204)     (4,120)     (2,034)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                          6,202       1,939      29,018       2,006      25,486       3,925

   Net realized gain (loss) on investments              (1,578)        168      (2,697)     11,969     (10,009)     10,580

   Net change in unrealized appreciation
      (depreciation)                                   (11,470)      1,471     (42,659)     11,718    (151,268)     (2,228)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      (6,846)      3,578     (16,338)     25,693    (135,791)     12,277

UNIT TRANSACTIONS:
   Subscriptions                                        86,386     157,533     202,269     376,283     735,124     353,478
   Redemptions                                        (107,955)    (21,705)   (134,448)   (208,402)   (157,644)   (160,732)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        (21,569)    135,828      67,821     167,881     577,480     192,746
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             (28,415)    139,406      51,483     193,574     441,689     205,023

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              179,552      40,146     372,307     178,733     402,296     197,273
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  151,137  $  179,552  $  423,790  $  372,307  $  843,985  $  402,296
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                             AIM
                                                          AGGRESSIVE                 AIM                  FEDERATED
                                                            GROWTH                  GROWTH               HIGH INCOME
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        -  $        -  $   22,449  $        -  $        -  $        -

   Mortality and expense risk charge                    (2,395)          -      (2,186)          -         (89)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                         (2,395)          -      20,263           -         (89)          -

   Net realized gain (loss) on investments              10,539           -      (9,880)          -         (15)          -

   Net change in unrealized appreciation
      (depreciation)                                   (81,659)          -    (199,759)          -         (29)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS     (73,515)          -    (189,376)          -        (133)          -

UNIT TRANSACTIONS:
   Subscriptions                                     2,251,145           -     944,401           -      68,093           -
   Redemptions                                      (1,339,194)          -     (86,439)          -      (1,132)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        911,951           -     857,962           -      66,961           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             838,436           -     668,586           -      66,828           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  838,436  $        -  $  668,586  $        -  $   66,828  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                          FEDERATED                FRANKLIN                FRANKLIN
                                                           UTILITY                SMALL CAP            U.S. GOVERNMENT
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        -  $        -  $        -  $        -  $        -  $        -

   Mortality and expense risk charge                       (10)          -      (1,377)          -         (68)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                            (10)          -      (1,377)          -         (68)          -

   Net realized gain (loss) on investments                (437)          -      (6,911)          -          38           -

   Net change in unrealized appreciation
      (depreciation)                                         8           -     (77,902)          -       1,564           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS        (439)          -     (86,190)          -       1,534           -

UNIT TRANSACTIONS:
   Subscriptions                                        17,229           -     611,537           -      16,016           -
   Redemptions                                         (12,766)          -     (62,854)          -        (686)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                          4,463           -     548,683           -      15,330           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                               4,024           -     462,493           -      16,864           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $    4,024  $        -  $  462,493  $        -  $   16,864  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                          TEMPLETON               LEXINGTON               LEXINGTON
                                                          DEVELOPING               NATURAL                 EMERGING
                                                           MARKETS                RESOURCES                MARKETS
--------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999        2000        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        -  $        -  $    1,343  $    2,035  $        -  $    3,415

   Mortality and expense risk charge                        (7)          -      (3,004)     (2,955)     (9,577)     (6,446)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                             (7)          -      (1,661)       (920)     (9,577)     (3,031)

   Net realized gain (loss) on investments                 (36)          -         (20)    (44,532)     46,566     (36,203)

   Net change in unrealized appreciation
      (depreciation)                                      (373)          -      62,776      85,009    (623,817)    635,037
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS        (416)          -      61,095      39,557    (586,828)    595,803

UNIT TRANSACTIONS:
   Subscriptions                                         3,885           -     133,367     200,994     614,033     338,964
   Redemptions                                            (441)          -     (90,851)   (341,998)   (390,579)   (319,973)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                          3,444           -      42,516    (141,004)    223,454      18,991
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                               3,028           -     103,611    (101,447)   (363,374)    614,794

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -     306,224     407,671   1,073,120     458,326
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $    3,028  $        -  $  409,835  $  306,224  $  709,746  $1,073,120
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                         J.P. MORGAN
                                                           SCUDDER                 SCUDDER               DISCIPLINED
                                                           BALANCED             INTERNATIONAL               EQUITY
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        -  $        -  $        -  $        -  $    2,008  $        -

   Mortality and expense risk charge                       (69)          -        (136)          -      (2,993)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                            (69)          -        (136)          -        (985)          -

   Net realized gain (loss) on investments                 (96)          -        (870)          -     (17,757)          -

   Net change in unrealized appreciation
      (depreciation)                                    (1,256)          -      (1,964)          -     (42,519)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      (1,421)          -      (2,970)          -     (61,261)          -

UNIT TRANSACTIONS:
   Subscriptions                                        90,023           -      81,447           -   2,414,911           -
   Redemptions                                          (3,561)          -      (4,075)          -  (1,846,857)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                         86,462           -      77,372           -     568,054           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                              85,041           -      74,402           -     506,793           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $   85,041  $        -  $   74,402  $        -  $  506,793  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                   AMERICAN                AMERICAN
                                                            WANGER                 CENTURY                 CENTURY
                                                         US SMALL CAP              BALANCED             INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999        2000        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $  188,116  $   50,056  $    5,234  $   13,651  $   32,121  $        -

   Mortality and expense risk charge                    (9,254)     (4,768)       (995)       (666)    (12,652)     (7,081)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                        178,862      45,288       4,239      12,985      19,469      (7,081)

   Net realized gain (loss) on investments            (109,616)    (16,665)       (864)     (1,686)    162,364     112,317

   Net change in unrealized appreciation
      (depreciation)                                  (218,692)    150,287      (8,870)     (1,721)   (536,940)    471,845
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (149,446)    178,910      (5,495)      9,578    (355,107)    577,081

UNIT TRANSACTIONS:
   Subscriptions                                       889,033   1,206,106     164,438      89,527   1,682,055   1,316,905
   Redemptions                                        (864,108)   (555,408)    (64,027)    (29,561)   (891,609) (1,173,773)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                         24,925     650,698     100,411      59,966     790,446     143,132
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                            (124,521)    829,608      94,916      69,544     435,339     720,213

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            1,356,965     527,357     120,843      51,299   1,497,684     777,471
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $1,232,444  $1,356,965  $  215,759  $  120,843  $1,933,023  $1,497,684
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1.     ORGANIZATION

     SAFECO Separate Account SL (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO Life), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO Life variable life insurance products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO Life variable life insurance products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------
                                                             SAFECO Resource Series Trust
         SAFECO RST Bond (SAFECO Bond)                                RST Bond Portfolio
         SAFECO RST Equity (SAFECO Equity)                            RST Equity Portfolio
         SAFECO RST Growth Opportunities (SAFECO Growth
           Opportunities)                                             RST Growth Opportunities Portfolio
         SAFECO RST Northwest (SAFECO Northwest)                      RST Northwest Portfolio
         SAFECO RST Small Company Value (SAFECO Small Co.
           Value)                                                     RST Small Company Value Portfolio

                                                             INVESCO Variable Investment Funds, Inc.
         INVESCO Real Estate Opportunity                              INVESCO VIF-Real Estate Opportunity Fund

                                                             Dreyfus Investment Portfolios
         Dreyfus MidCap Stock                                         Dreyfus MidCap Stock Portfolio
         Dreyfus Technology Growth                                    Dreyfus Technology Growth Portfolio

                                                             Dreyfus Variable Investment Fund
         Dreyfus Appreciation                                         Dreyfus Appreciation Portfolio
         Dreyfus Quality Bond                                         Dreyfus Quality Bond Portfolio

                                                             The Dreyfus Socially Responsible Growth Fund, Inc.
                                                                      The Dreyfus Socially Responsible Growth
         Dreyfus Socially Responsible                                   Fund, Inc.

                                                             Variable Insurance Products Fund (VIP)
         Fidelity Equity-Income                                       VIP Equity-Income Portfolio
         Fidelity Growth                                              VIP Growth Portfolio
         Fidelity High Income                                         VIP High Income Portfolio
         Fidelity Money Market                                        VIP Money Market Portfolio
         Fidelity Overseas                                            VIP Overseas Portfolio

                                                             Variable Insurance Products Fund II (VIP II)
         Fidelity Index 500                                           VIP II Index 500 Portfolio
         Fidelity Asset Manager Growth (Fidelity Asset Mgr:
           Growth)                                                    VIP II Asset Manager: Growth Portfolio
         Fidelity Asset Manager                                       VIP II Asset Manager Portfolio
         Fidelity Contrafund                                          VIP II Contrafund Portfolio
         Fidelity Investment Grade Bond                               VIP II Investment Bond Portfolio

                                                             Variable Insurance Products Fund III (VIP III)
         Fidelity Balanced                                            VIP III Balanced Portfolio
         Fidelity Growth & Income                                     VIP III Growth & Income Portfolio
         Fidelity Growth Opportunities                                VIP III Growth Opportunities Portfolio

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds, Inc.
         AIM Aggressive Growth                                        AIM V.I. Aggressive Growth
         AIM Growth                                                   AIM V.I. Growth

                                                             Federated Insurance Series
         Federated High Income Bond (Federated High Income)           Federated High Income Bond Fund II
         Federated Utility                                            Federated Utility Fund II
                                                             Franklin Templeton Variable Insurance Products
                                                             Trust
         Franklin Small Cap                                           Franklin Small Cap Fund-Class 2
         Franklin U.S. Government                                     Franklin U.S. Government Fund-Class 2
                                                                      Templeton Developing Markets Securities
         Templeton Developing Markets                                   Fund-Class 2

                                                             ING Pilgrim Investments, Inc.
         Lexington Natural Resources                                  Lexington Natural Resources Trust
         Lexington Emerging Markets                                   Lexington Emerging Markets Fund, Inc.

                                                             Scudder Variable Life Investment Fund
         Scudder Balanced                                             Scudder Balanced Portfolio
         Scudder International                                        Scudder International Portfolio

                                                             J.P. Morgan Series Trust II
         J.P. Morgan U.S. Disciplined Equity (J.P. Morgan             J.P. Morgan U.S. Disciplined Equity
           Disciplined Equity)                                        Portfolio

                                                             Wanger Advisors Trust
         Wanger US Small Cap                                          US Small Cap Portfolio

                                                             American Century Variable Portfolios, Inc.
         American Century Balanced                                    VP Balanced
         American Century International                               VP International

2.     SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio.

     SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the average cost method.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of SAFECO Life, which is taxed as a life insurance company under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

3.     EXPENSES

     SAFECO Life assumes mortality and expense risks related to the operations of the Separate Account. SAFECO Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the ENHANCED Variable Universal Life Product is, on an annual basis, equal to a rate of 0.90% of the average daily net assets of the product. The daily charge for the PREMIER Variable Universal Life product is, on an annual basis, equal to 0.70% of the average daily net assets of the product.

     There may be fees deducted by SAFECO Life from a contract holder's account and not directly from the Separate Account. These fees may vary by product. For more information relating to these fees, please see the product prospectus.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

4.     INVESTMENT TRANSACTIONS

     Purchase and sales activity in underlying portfolio shares for the year or period ended December 31, 2000 was as follows:

         SUB-ACCOUNT                                PURCHASES      SALES
         ------------------------------------------------------------------
             SAFECO Bond                           $   194,384  $   131,411
             SAFECO Equity                          12,194,816   11,547,225
             SAFECO Growth Opportunities             8,824,094    8,589,172
             SAFECO Northwest                        1,987,097      783,169
             SAFECO Small Company Value                122,790      103,411
             INVESCO Real Estate Opportunity            21,783       14,950
             Dreyfus MidCap Stock                      246,926       13,686
             Dreyfus Technology Growth                 318,287       40,081
             Dreyfus Appreciation                      141,881        3,323
             Dreyfus Quality Bond                       31,364          929
             Dreyfus Socially Responsible              158,231       15,651
             Fidelity Equity-Income                  3,071,836    2,765,097
             Fidelity Growth                        13,683,136    9,463,173
             Fidelity High Income                      991,282    1,349,475
             Fidelity Money Market                  34,967,213   35,192,581
             Fidelity Overseas                       2,704,104    2,108,296
             Fidelity Index 500                      4,665,802    4,077,601
             Fidelity Asset Mgr: Growth              1,140,245      939,214
             Fidelity Asset Manager                  2,597,638    2,164,942
             Fidelity Contrafund                     3,993,894    2,206,431
             Fidelity Investment Grade Bond            466,549      248,787
             Fidelity Balanced                         128,959      144,347
             Fidelity Growth & Income                  259,460      162,602
             Fidelity Growth Opportunities             806,642      203,460
             AIM Aggressive Growth                   2,261,440    1,351,457
             AIM Growth                                966,850       88,263
             Federated High Income Bond                 68,093        1,192
             Federated Utility                          17,238       12,781
             Franklin Small Cap                        615,037       67,502
             Franklin U.S. Government                   16,016          745
             Templeton Developing Markets                3,947          508
             Lexington Natural Resources               136,901       96,014
             Lexington Emerging Markets                619,760      406,094
             Scudder Balanced                           90,159        3,732
             Scudder International                      87,488       10,222
             J.P. Morgan Disciplined Equity          2,421,103    1,853,771
             Wanger US Small Cap                     1,356,428    1,152,661
             American Century Balanced                 169,639       64,947
             American Century International          1,950,008    1,139,852

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

5.     HISTORICAL ACCUMULATION UNIT VALUES

                                                                  DECEMBER 31
                                                       ----------------------------------
         PREMIER VARIABLE UNIVERSAL LIFE SUB-ACCOUNT:   2000     1999     1998     1997
         --------------------------------------------------------------------------------
             SAFECO Bond                               $11.617  $10.464  $10.975  $10.134
             SAFECO Equity                              12.693   14.329   13.200   10.643
             SAFECO Growth Opportunities                10.568   11.341   10.812   10.693
             SAFECO Northwest                           13.924   16.483   10.733   10.504
             SAFECO Small Company Value                  8.526    9.136    7.973   10.031
             INVESCO Real Estate Opportunity @          11.492        -        -        -
             Dreyfus MidCap Stock @                     10.152        -        -        -
             Dreyfus Technology Growth @                 6.550        -        -        -
             Dreyfus Appreciation @                      9.882        -        -        -
             Dreyfus Quality Bond @                     10.952        -        -        -
             Dreyfus Socially Responsible @              8.853        -        -        -
             Fidelity Equity-Income                     13.468   12.509   11.845   10.688
             Fidelity Growth                            17.537   19.835   14.531   10.474
             Fidelity High Income                        8.005   10.398    9.681   10.191
             Fidelity Money Market                      11.639   11.026   10.560   10.083
             Fidelity Overseas                          12.805   15.941   11.253   10.049
             Fidelity Index 500                         14.791   16.423   13.719   10.764
             Fidelity Asset Mgr: Growth                 12.256   14.101   12.317   10.554
             Fidelity Asset Manager                     12.567   13.173   11.936   10.443
             Fidelity Contrafund                        15.170   16.359   13.257   10.274
             Fidelity Investment Grade Bond             11.898   10.772   10.963   10.129
             Fidelity Balanced                          12.190   12.827   12.355   10.512
             Fidelity Growth & Income                   14.068   14.698   13.555   10.494
             Fidelity Growth Opportunities              11.359   13.793   13.320   10.765
             AIM Aggressive Growth @                     8.581        -        -        -
             AIM Growth @                                7.456        -        -        -
             Federated High Income Bond @                9.350        -        -        -
             Federated Utility @                         9.322        -        -        -
             Franklin Small Cap @                        8.493        -        -        -
             Franklin U.S. Government @                 10.916        -        -        -
             Templeton Developing Markets @              8.083        -        -        -
             Lexington Natural Resources                 9.894    8.417    7.429    9.316
             Lexington Emerging Markets                  9.376   15.854    7.002    9.820
             Scudder Balanced @                          9.838        -        -        -
             Scudder International @                     8.668        -        -        -
             J.P. Morgan Disciplined Equity @            8.991        -        -        -
             Wanger US Small Cap                        12.335   13.525   10.889   10.089
             American Century Balanced                  12.446   12.874   11.779   10.236
             American Century International             16.516   19.997   12.273   10.406

  @ Unit values on the inception date (May 1, 2000) were $10.000 for the INVESCO Real Estate Opportunity, Dreyfus MidCap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible, AIM Aggressive Growth, AIM Growth, Federated High Income Bond, Federated Utility, Franklin Small Cap, Franklin U.S. Government, Templeton Developing Markets, Scudder Balanced, Scudder International and JP Morgan Disciplined Equity Sub Accounts

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                                          DECEMBER 31
                                                        ------------------------------------------------
         ENHANCED VARIABLE UNIVERSAL LIFE SUB-ACCOUNT:    2000      1999      1998      1997      1996
         -----------------------------------------------------------------------------------------------
             SAFECO Bond                                $123.044  $111.052  $116.708  $108.135  $100.648
             SAFECO Equity                               172.763   195.416   180.395   145.745   117.794
             SAFECO Growth Opportunities                 162.198   174.410   166.591   165.079   115.231
             SAFECO Northwest                            169.795   201.394   131.402   128.860    99.237
             Fidelity Equity-Income                      371.408   345.628   327.998   296.489   233.528
             Fidelity Growth                             429.898   487.329   357.747   258.785   211.469
             Fidelity High Income                        129.683   168.804   157.485   166.098   142.436
             Fidelity Money Market                       143.393   136.106   130.583   124.936   119.360
             Fidelity Overseas                           210.900   263.079   186.091   166.539   150.638
             Fidelity Index 500                          312.700   347.896   291.281   229.037   174.160
             Fidelity Asset Mgr: Growth                  196.388   226.400   198.197   170.101   137.235
             Fidelity Asset Manager                      241.809   253.966   230.667   202.303   169.192
             Fidelity Contrafund                         259.390   280.289   227.549   176.648   143.581
             Fidelity Investment Grade Bond              166.015   150.602   153.575   142.369   131.721
             Lexington Natural Resources                 129.176   110.109    97.384   122.254   115.129
             Lexington Emerging Markets                   78.620   133.217    59.164    82.854    94.523

SAFECO Separate Account SL
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and Participants of SAFECO Separate Account SL

We have audited the accompanying statement of assets and liabilities of the SAFECO Separate Account SL (comprised of the SAFECO RST Bond, SAFECO RST Equity, SAFECO RST Growth Opportunities, SAFECO RST Northwest, SAFECO RST Small Company Value, INVESCO Real Estate Opportunity, Dreyfus Midcap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible, Fidelity Equity-Income, Fidelity Growth, Fidelity High Income, Fidelity Money Market, Fidelity Overseas, Fidelity Index 500, Fidelity Asset Manager Growth, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Investment Grade Bond, Fidelity Balanced, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Growth, Federated High Income Bond, Federated Utility, Franklin Small Cap, Franklin U.S. Government, Templeton Developing Markets, Lexington Natural Resources, Lexington Emerging Markets, Scudder Balanced, Scudder International, J.P Morgan U.S. Disciplined Equity, Wanger US Small Cap, American Century Balanced, and American Century International sub-accounts) ("the Separate Account") as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned by the Separate Account as of December 31, 2000, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts of the Separate Account at December 31, 2000, the results of their operations and changes in their net assets for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                                             /s/ Ernst & Young LLP
Seattle, Washington
January 31, 2001

                   APPENDIX B: SAFECO LIFE INSURANCE COMPANY
                     AND SUBSIDIARIES FINANCIAL STATEMENTS
                 SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                              FINANCIAL STATEMENTS
                               DECEMBER 31, 2000



                                  APPENDIX - B

AUDITED CONSOLIDATED
FINANCIAL STATEMENTS

SAFECO Life Insurance Company and Subsidiaries
Years Ended December 31, 2000, 1999 and 1998 with Report of Independent Auditors

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS




                              TABLE OF CONTENTS

                                                                      Page
Report of Independent Auditors.......................................   1

Consolidated Financial Statements

     Consolidated Balance Sheets.....................................   2

     Statements of Consolidated Income...............................   4

     Consolidated Statements of Changes in Shareholder's Equity......   5

     Statements of Consolidated Comprehensive Income (Loss)..........   5

     Statements of Consolidated Cash Flows...........................   6

     Notes to Consolidated Financial Statements......................   8

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheets of SAFECO Life Insurance Company and subsidiaries (the Company) as of December 31, 2000 and 1999, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                 [ERNST & YOUNG LLP SIGNATURE]

Seattle, Washington
February 9, 2001

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
(In Thousands Except Share Amounts)


                                                                                     December 31
                                                                                     -----------
                                                                                 2000             1999
                                                                            --------------    -------------
ASSETS
Investments:
Fixed Maturities Available-for-Sale, at Market Value
 (Amortized Cost: $14,276,961; $10,634,736)..............................    $ 14,402,461      $ 10,322,572
Fixed Maturities Held-to-Maturity, at Amortized Cost
 (Market Value: $0; $2,772,099)..........................................              --         2,733,290
Marketable Equity Securities, at Market Value
 (Cost: $26,290; $10,572)................................................          26,152            15,205
First Mortgage Loans on Real Estate:
 Nonaffiliates (At cost, less allowance for losses: $10,779; $10,781)....         810,036           746,232
 Affiliates..............................................................          38,078            74,583
 Real Estate.............................................................           3,108             3,829
 Policy Loans............................................................          91,435            64,478
 Short-Term Investments (At cost which approximates market)..............         137,034           378,656
 Other Invested Assets...................................................             646               259
                                                                             ------------      ------------
  Total Investments......................................................      15,508,950        14,339,104

Cash.....................................................................          32,838            20,969
Accrued Investment Income................................................         224,597           210,207
Accounts and Notes Receivable (At cost, less allowance for doubtful
 accounts: $0; $168).....................................................          82,427            84,923
Reinsurance Recoverables.................................................          99,138            37,762
Deferred Policy Acquisition Costs (Net of valuation allowance:
 $534; $225).............................................................         293,311           265,830
Present Value of Future Profits..........................................          60,708            11,741
Other Assets.............................................................          64,500            70,351
Goodwill.................................................................          31,951                --
Deferred Income Tax Asset (Includes tax benefit on unrealized
 depreciation of investment securities:  $0; $107,714)...................              --           106,453
Assets Held in Separate Accounts.........................................       1,275,105         1,403,248
                                                                             ------------      ------------
   Total Assets..........................................................    $ 17,673,525      $ 16,550,588
                                                                             ------------      ------------
                                                                             ------------      ------------


                   See Notes to Consolidated Financial Statements

                                                                                     December 31
                                                                                     -----------
                                                                                 2000             1999
                                                                            --------------    -------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
 Policy and Contract Liabilities:
  Funds Held Under Deposit Contracts.....................................    $ 14,085,670      $ 13,402,480
  Future Policy Benefits.................................................         342,077           164,475
  Policy and Contract Claims.............................................          74,116            34,355
  Premiums Paid in Advance...............................................           9,618             8,054
  Other Policyholders' Funds.............................................         185,895           362,565
                                                                             ------------      ------------
    Total Policy and Contract Liabilities................................      14,697,376        13,971,929
 Other Liabilities.......................................................         135,830           130,623
 Federal Income Taxes:
  Current................................................................          35,511            11,678
  Deferred (Includes tax on unrealized appreciation of
   investment securities: $43,690; $0)...................................          18,137                --
  Liabilities Related to Separate Accounts...............................       1,275,105         1,403,248
                                                                             ------------      ------------
    Total Liabilities....................................................      16,161,959        15,517,478

Commitments and Contingencies

Shareholder's Equity:
 Common Stock, $250 Par Value;
  20,000 Shares Authorized, Issued and Outstanding......................            5,000             5,000
 Additional Paid-In Capital.............................................          243,993            85,000
 Retained Earnings......................................................        1,181,324         1,143,041
 Accumulated Other Comprehensive Income (Loss)..........................           81,249          (199,931)
                                                                             ------------      ------------
    Total Shareholder's Equity..........................................        1,511,566         1,033,110
                                                                             ------------      ------------
      Total Liabilities and Shareholder's Equity........................     $ 17,673,525      $ 16,550,588
                                                                             ------------      ------------
                                                                             ------------      ------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED INCOME
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Revenues:
 Premiums...............................................................     $    422,285      $    256,742     $    254,410
 Investment Income:
  Interest on Fixed Maturities..........................................        1,065,388           994,603          925,827
  Interest on Mortgage Loans............................................           65,045            62,090           56,313
  Interest on Short-Term Investments....................................            9,748             3,827            4,898
  Dividends from Marketable Equity Securities...........................            3,708               416              693
  Dividends from Redeemable Preferred Stock.............................           17,088            17,990           17,088
  Other Investment Income...............................................           11,290             9,617            4,446
                                                                            --------------    --------------    -------------
    Total...............................................................        1,172,267         1,088,543        1,009,265
  Less Investment Expenses..............................................            6,604             4,177            3,804
                                                                            --------------    --------------    -------------
 Net Investment Income..................................................        1,165,663         1,084,366        1,005,461
                                                                            --------------    --------------    -------------
 Other Revenue..........................................................           49,383            36,185           28,069
 Realized Investment Gain (Loss)........................................          (15,773)           (4,683)          13,612
                                                                            --------------    --------------    -------------
    Total...............................................................        1,621,558         1,372,610        1,301,552
                                                                            --------------    --------------    -------------
Benefits and Expenses:
 Policy Benefits........................................................        1,219,457         1,025,233          994,081
 Commissions............................................................          101,954            75,555           95,250
 Personnel Costs........................................................           76,828            59,781           53,814
 Taxes Other Than Payroll and Income Taxes..............................           22,871            22,797           12,980
 Other Operating Expenses...............................................           75,028            47,074           54,815
 Amortization of Deferred Policy Acquisition Costs......................           37,148            34,030           39,076
 Write-off of Deferred Policy Acquisition Costs and Other Write-offs....               --            12,993           46,800
 Deferral of Policy Acquisition Costs...................................          (51,689)          (52,998)         (65,944)
 Amortization of Present Value of Future Profits........................            4,987               803            3,790
 Amortization of Goodwill...............................................              937                --               --
                                                                            --------------    --------------    -------------
    Total...............................................................        1,487,521         1,225,268        1,234,662
                                                                            --------------    --------------    -------------
Income before Federal Income Taxes......................................          134,037           147,342           66,890
                                                                            --------------    --------------    -------------
Provision (Benefit) for Federal Income Taxes:
 Current................................................................           56,962            66,639           24,725
 Deferred...............................................................          (10,158)          (15,766)          (1,359)
                                                                            --------------    --------------    -------------
    Total...............................................................           46,804            50,873           23,366
                                                                            --------------    --------------    -------------
Net Income..............................................................     $     87,233      $     96,469     $     43,524
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Common Stock............................................................     $      5,000      $      5,000     $      5,000
                                                                            --------------    --------------    -------------
Additional Paid-In Capital:
 Balance at the Beginning of Year.......................................           85,000            85,000           85,000
 Capital Contribution from Parent.......................................          158,993                --               --
                                                                            --------------    --------------    -------------
 Balance at the End of Year.............................................          243,993            85,000           85,000
                                                                            --------------    --------------    -------------
Retained Earnings:
 Balance at the Beginning of Year.......................................        1,143,041         1,046,572        1,093,048
 Net Income.............................................................           87,233            96,469           43,524
 Dividends to Parent....................................................          (48,950)               --          (90,000)
                                                                            --------------    --------------    -------------
 Balance at the End of Year.............................................        1,181,324         1,143,041        1,046,572
                                                                            --------------    --------------    -------------
Accumulated Other Comprehensive Income (Loss):
 Unrealized Appreciation (Depreciation) of Investment
   Securities, Net of Tax:
     Balance at the Beginning of Year...................................         (199,931)          339,442          305,517
     Change in Unrealized Appreciation (Depreciation),
       Net of Deferred Policy Acquisition Costs Valuation Allowance.....          281,180          (539,373)          33,925
                                                                            --------------    --------------    -------------
     Balance at the End of Year.........................................           81,249          (199,931)         339,442
       Shareholder's Equity.............................................     $  1,511,566      $  1,033,110     $  1,476,014
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------


STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS)
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Net Income..............................................................     $     87,233      $     96,469     $     43,524
                                                                            --------------    --------------    -------------
Other Comprehensive Income (Loss), Net of Tax:
  Unrealized Appreciation (Depreciation) of Investment
    Securities Arising During the Year (Net of tax:
    $145,863; $(289,865); $21,842)......................................          270,891          (538,321)          40,563

  Less:  Reclassification Adjustment for Realized (Gains)
    Losses Included in Net Income (Net of tax: $(5,541); $566; $3,574)..           10,289            (1,052)          (6,638)
                                                                            --------------    --------------    -------------
  Other Comprehensive Income (Loss).....................................          281,180          (539,373)          33,925
                                                                            --------------    --------------    -------------
Comprehensive Income (Loss).............................................     $    368,413      $   (442,904)    $     77,449
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED CASH FLOWS
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
OPERATING ACTIVITIES:
 Insurance Premiums Received............................................     $    306,544      $    218,429     $    224,293
 Dividends and Interest Received........................................        1,079,248           980,630          919,236
 Other Operating Receipts...............................................           46,972            35,972           27,498
 Insurance Claims and Policy Benefits Paid..............................         (599,214)         (382,039)        (402,118)
 Underwriting, Acquisition and Insurance Operating Costs Paid...........         (267,362)         (194,743)        (221,294)
 Income Taxes Paid......................................................          (35,814)          (37,791)         (61,086)
                                                                            --------------    --------------    -------------
    Net Cash Provided by Operating Activities...........................          530,374           620,458          486,529
                                                                            --------------    --------------    -------------
INVESTING ACTIVITIES:
 Purchases of:
   Fixed Maturities Available-for-Sale..................................       (2,643,440)       (2,496,571)      (2,117,938)
   Fixed Maturities Held-to-Maturity....................................           (2,217)             (901)          (1,691)
   Purchase of Subsidiary, Net of Cash Acquired.........................               --            (2,000)              --
   Other Investments....................................................          (19,055)             (493)          (7,345)
   Policy and Nonaffiliated Mortgage Loans..............................         (136,984)         (251,144)        (103,602)
   Options and Futures..................................................         (205,774)         (159,369)        (168,554)
 Maturities of Fixed Maturities Available-for-Sale......................          776,021           914,839          732,377
 Maturities of Fixed Maturities Held-to-Maturity........................            8,723            13,336            7,280
 Sales of:
   Fixed Maturities Available-for-Sale..................................        1,458,220           683,225          643,539
   Fixed Maturities Held-to-Maturity....................................              108             6,296           18,235
   Other Investments....................................................           28,592             6,203            7,522
   Policy and Nonaffiliated Mortgage Loans..............................           76,358            98,366           65,797
   Affiliated Mortgage Loans............................................           36,505             2,024           14,491
   Options and Futures..................................................          228,968           179,503          141,302
 Net (Increase) Decrease in Short-Term Investments......................          249,174          (323,152)           2,013
 Other..................................................................              (65)          (12,081)          (1,163)
                                                                            --------------    --------------    -------------
    Net Cash Used in Investing Activities...............................         (144,866)       (1,341,919)        (767,737)
                                                                            --------------    --------------    -------------
FINANCING ACTIVITIES:
 Funds Received Under Deposit Contracts.................................        1,255,732         1,809,340        1,198,147
 Return of Funds Held Under Deposit Contracts...........................       (1,590,966)       (1,050,947)      (1,091,965)
 Dividends to Parent....................................................          (48,950)               --          (94,000)
 Cash of Subsidiary Contributed from Parent.............................           12,844                --               --
 Net Proceeds from (Repayment of) Short-Term Borrowings.................           (2,299)          (24,284)          32,835
                                                                            --------------    --------------    -------------
    Net Cash Provided by (Used in) Financing Activities.................         (373,639)          734,109           45,017
                                                                            --------------    --------------    -------------
Net Increase (Decrease) in Cash.........................................           11,869            12,648         (236,191)
Cash at Beginning of Year...............................................           20,969             8,321          244,512
Cash at End of Year.....................................................     $     32,838      $     20,969     $      8,321
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions


                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED CASH FLOWS -
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Net Income..............................................................     $     87,233      $     96,469     $     43,524
Adjustments to Reconcile Net Income to
 Net Cash Provided by Operating Activities:
   Realized Investment (Gain) Loss......................................           15,773             4,683          (13,612)
Amortization of Fixed Maturity Investments..............................          (29,825)          (37,141)         (26,774)
Deferred Federal Income Tax Benefit.....................................          (10,158)          (15,766)          (1,359)
Interest Expense on Deposit Contracts...................................          555,469           628,392          633,437
Mortality and Expense Charges and Administrative Fees...................          (68,348)          (38,825)         (29,753)
Other...................................................................           11,233               265            5,535

Changes in:
 Future Policy Benefits.................................................           61,748             5,526            7,274
 Policy and Contract Claims.............................................           35,585            (4,036)             703
 Premiums Paid in Advance...............................................            1,209              (107)            (984)
 Deferred Policy Acquisition Costs......................................          (20,245)           (7,925)          17,062
 Accrued Investment Income..............................................           (5,520)          (19,320)          (9,130)
 Accrued Interest on Accrual Bonds......................................          (45,801)          (45,311)         (50,440)
 Other Receivables......................................................          (91,985)            4,164           (9,979)
 Current Federal Income Taxes...........................................           21,148            28,847          (36,361)
 Other Assets and Liabilities...........................................           12,632            25,027          (42,225)
 Other Policyholders' Funds.............................................              226            (4,484)            (389)
                                                                            --------------    --------------    -------------
    Total Adjustments...................................................          443,141           523,989          443,005
                                                                            --------------    --------------    -------------
Net Cash Provided by Operating Activities...............................     $    530,374      $    620,458     $    486,529
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company and its subsidiaries offer individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company is a wholly-owned subsidiary of SAFECO Corporation, which is a Washington corporation, the subsidiaries of which engage primarily in insurance and financial services businesses. The Company owns five subsidiaries: SAFECO National Life Insurance Company, First SAFECO National Life Insurance Company of New York, American States Life Insurance Company, D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc.

In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc., both of which are Delaware corporations doing business as insurance services providers. WM Life Insurance Company and Empire Life Insurance Company, which were acquired in 1997, were merged into the Company on July 1, 1998 and January 1, 2000, respectively. On March 31, 2000, American States Life Insurance Company was contributed to the Company. See
Note 2.

BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and include amounts based on the best estimates and judgments of management. The financial statements include the Company and its subsidiaries.

All significant intercompany transactions have been eliminated in the consolidated financial statements.

ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

INVESTMENTS. Effective October 1, 2000, SAFECO reclassed its held-to-maturity investment portfolio securities to available-for-sale. The amortized cost and market value of the securities transferred was $2,753 million and $2,816 million, respectively. The transfer resulted in a net of tax increase of $41 million in other comprehensive income on that date. This reclassification was made to provide additional investment flexibility. Previously, fixed maturity investments (i.e., bonds and redeemable preferred stocks) that the Company had the intent and ability to hold to maturity were classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading or held to maturity at December 31, 2000.

All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes.

When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statements of Consolidated Income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

The cost of security investments sold is determined by the "identified cost" method.

Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

REAL ESTATE. Income-producing real estate is classified as an investment. Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statements of Consolidated Income.

DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. In 1999, a $13 million write-off of deferred acquisition costs was charged to current operations. This charge was related to the equity-indexed annuity product. In 1998, a $46.8 million write-off of deferred acquisition costs was charged to current operations. This charge was primarily related to two blocks of annuity business, the equity-indexed product and a declared rate fixed annuity product, and to the universal life business, all of which had been adversely affected by market conditions. Approximately $28 million of the write-off was related to the equity-indexed annuity product. The cost of the options purchased to fund the obligation under these contracts increased significantly, adversely affecting the projected recoverability of deferred acquisition costs. There were no significant adjustments made in 2000.

Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

PRESENT VALUE OF FUTURE PROFITS. The present value of future profits (PVFP) represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using a discount rate of 12.5%. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains or losses on investment securities of $(1,042), $(182) and $626 for the years ended December 31, 2000, 1999 and 1998, respectively. The PVFP is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 2000, 1999 or 1998. PVFP is amortized under Financial Accounting Standards Board (FASB) Statement 97, based on gross profit margins as they develop each year. This methodology results in volatile amortization patterns. Our best estimate is that, over the next five years, four to seven percent of the balance will be amortized each year.

OTHER ASSETS. Call options on the S&P 500 index are purchased by the Company to hedge the growth in interest credited on equity indexed annuities sold. Premiums paid to purchase these call options are capitalized and included in other assets. Call options are carried at market value with unrealized gains and losses recorded in income. Realized gains and losses on these instruments are recognized upon termination.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

The Company also uses Treasury and S&P 500 futures to manage the interest rate and equity exposure for the S&P 500 interest owed on the equity-indexed annuity product. Futures are included in other invested assets at market value with unrealized gains and losses recorded in income. Realized gains and losses on futures are recognized upon termination.

Interest rate swaps are recorded at market value with realized gains and losses recognized upon termination.

FUNDS HELD UNDER DEPOSIT CONTRACTS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 4.5% to 8.75%.

FUTURE POLICY BENEFITS. Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.0% graded to 3.25%.

POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Accounts are not reflected in the Statements of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

FEDERAL INCOME TAXES. The Company and its subsidiaries, except for American States Life Insurance Company, are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

NEW ACCOUNTING STANDARD. The FASB issued Statement 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") in June 1998. The statement amends or supersedes several previous FASB statements and requires the recognition of all derivatives (including certain derivative instruments embedded in other contracts) as either assets or liabilities in the statement of financial position and measuring those instruments at fair value. The accounting for changes in such fair values depends on the use of the derivative. In June 1999, the FASB issued Statement 137, which allows entities to defer adoption of Statement 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued Statement 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," which addresses a limited number of implementation issues arising for SFAS 133.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

The Company will adopt SFAS 133, as amended, on January 1, 2001. The Company estimates that the cumulative after-tax effect of adopting SFAS 133, as amended, will have no effect on net income and will decrease other comprehensive income by approximately $2 million.

2. ACQUISITIONS AND AGREEMENTS

In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc. for $2,000. The acquisition has been treated as a purchase for accounting purposes. The transaction was financed through internal sources. As part of the agreement, the Company also agreed to pay $11,941 and assume $20,309 in net liabilities for the right to reinsure the policies of Medical Risk Solutions, a division of ING North America Insurance Corporation, until the policy anniversary date. At the anniversary date of the reinsured policies, the Company will offer its policy as a replacement. The $32,250 total purchase price was capitalized in other assets, and is being amortized over 15 years, beginning January 1, 2000. Amortization for the year ended December 31, 2000, was $2,150.

In December 1999, the Company entered into an asset acquisition agreement with Sound Benefits Administrators of Wisconsin, Inc., a third party administrator. The agreement allows for the purchase of various assets including intellectual property, owned personal property, contract rights, accounts receivable and the books and records used in the business. The purchase price is based on the Company's profits from the Select Benefits product and will be adjusted at various dates based on results. The initial payment of $3,800, less the amount attributable to the personal property, was capitalized as deferred policy acquisition cost and is being amortized over five years.

On March 31, 2000, American States Life Insurance Company was contributed to the Company by SAFECO Corporation at market value of $158,993. The balance sheet at that date consisted of the following:

Assets                                                        Liabilities
   Fixed Maturities, Available-for-Sale    $  457,637            Future Policy Benefits              $  115,854

   Marketable Equity Securities                18,790            Policy and Contract Claims               4,178

   All Other Investments Assets                41,310            Premiums Paid in Advance                   355

   Cash                                        12,844            Funds held Under Deposit Contracts     356,223

   Accrued Investment Income                    8,870            Current Income Taxes Payable             2,684

   Reinsurance Recoverables                    14,116            All Other Liabilities                   26,266
                                                                                                     -----------
   Deferred Policy Acquisition Costs            7,545                                                $  505,560
                                                                                                     -----------
   Present Value of Future Profits             52,912                                                -----------

   Goodwill                                    31,993            Contribution from Parent            $  158,993
                                                                                                     -----------
   Deferred Income Tax Asset                   16,656                                                -----------

   All Other Receivables                        1,880
                                           -----------
                                           $  664,553
                                           -----------
                                           -----------

A summary of revenues and net income for American States Life Insurance Company prior to the contribution date is as follows:


                                                                 Year Ended December 31
                                Three Months Ended           -----------------------------
                                  March 31, 2000                  1999           1998
                                ------------------           -------------   -------------
Revenues                           $22,618,294                $86,900,443     $91,880,332

Net Income                         $ 3,876,754                $14,948,875     $11,372,351

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)



3. INVESTMENTS

A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 2000* follows:

                                                                          Gross          Gross          Net           Estimated
                                                         Amortized      Unrealized    Unrealized     Unrealized        Market
                                                           Cost           Gains         Losses       Gain (Loss)        Value
                                                       -------------  -------------  ------------  --------------  --------------
United States government and
  government agencies and authorities..............    $    845,559   $    146,710   $    (1,577)   $    145,133   $      990,692
States, municipalities and political subdivisions..         249,136         17,658        (5,981)         11,677          260,813
Foreign governments................................         247,353         40,582          (346)         40,236          287,589
Public utilities...................................       1,774,267         57,574       (48,807)          8,767        1,783,034
All other corporate bonds..........................       7,546,648        171,862      (363,669)       (191,807)       7,354,841
Mortgage-backed securities.........................       3,613,998        130,414       (18,920)        111,494        3,725,492
                                                       -------------  -------------  ------------  --------------  --------------
Total fixed maturities classified
  as available-for-sale............................      14,276,961        564,800      (439,300)        125,500       14,402,461
Marketable equity securities.......................          26,290          1,111        (1,249)           (138)          26,152
                                                       -------------  -------------  ------------  --------------  --------------
Total investment securities classified as
 available-for-sale................................    $ 14,303,251   $    565,911    $ (440,549)        125,362   $   14,428,613
                                                       -------------  -------------  ------------                  --------------
                                                       -------------  -------------  ------------                  --------------
Deferred policy acquisition costs valuation allowance............................................           (534)
Applicable federal income tax....................................................................        (43,579)
                                                                                                   --------------
Unrealized appreciation of investment securities,
   net of tax, included in shareholder's equity (accumulated other comprehensive income (loss))..   $     81,249
                                                                                                   --------------
                                                                                                   --------------

* On October 1, 2000, the fixed maturities held-to-maturity portfolio was reclassified to available-for-sale.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1999 follows:


                                                                          Gross          Gross          Net           Estimated
                                                         Amortized      Unrealized    Unrealized     Unrealized        Market
                                                           Cost           Gains         Losses       Gain (Loss)        Value
                                                       -------------  -------------  ------------  --------------  --------------
United States government and
 government agencies and authorities...............    $    555,847   $     25,921   $    (8,065)   $     17,856   $     573,703
States, municipalities and political subdivisions..         132,977          7,336        (3,969)          3,367         136,344
Foreign governments................................          90,852          2,826          (591)          2,235          93,087
Public utilities...................................       1,413,426         10,474       (45,092)        (34,618)      1,378,808
All other corporate bonds..........................       5,528,543         35,946      (293,473)       (257,527)      5,271,016
Mortgage-backed securities.........................       2,913,091         31,406       (74,883)        (43,477)      2,869,614
                                                       -------------  -------------  ------------  --------------  --------------
Total fixed maturities classified as
 available-for-sale................................      10,634,736        113,909      (426,073)       (312,164)     10,322,572
Marketable equity securities.......................          10,572          4,672           (39)          4,633          15,205
                                                       -------------  -------------  ------------  --------------  --------------
Total investment securities classified as
 available-for-sale................................    $ 10,645,308   $    118,581   $  (426,112)       (307,531)  $  10,337,777
                                                       -------------  -------------  ------------                  --------------
                                                       -------------  -------------  ------------                  --------------
Deferred policy acquisition costs valuation allowance............................................           (225)
Applicable federal income tax....................................................................        107,825
                                                                                                   --------------
Unrealized depreciation of investment securities,
 net of tax, included in shareholder's equity (accumulated other comprehensive income (loss))....  $    (199,931)
                                                                                                   --------------
                                                                                                   --------------


A summary of fixed maturities classified as held-to-maturity at December 31, 1999 follows:


                                                                          Gross          Gross          Net           Estimated
                                                         Amortized      Unrealized    Unrealized     Unrealized        Market
                                                           Cost           Gains         Losses       Gain (Loss)        Value
                                                       -------------  -------------  ------------  --------------  --------------
United States government and
 government agencies and authorities...............    $    282,465   $     27,580   $      (743)   $     26,837   $     309,302
States, municipalities and political subdivisions..         140,269          1,684        (6,000)         (4,316)        135,953
Foreign governments................................         150,268         19,040            --          19,040         169,308
Public utilities...................................         415,715         17,957       (13,731)          4,226         419,941
All other corporate bonds..........................       1,424,007         43,903       (55,647)        (11,744)      1,412,263
Mortgage-backed securities.........................         320,566         10,961        (6,195)          4,766         325,332
                                                       -------------  -------------  ------------  --------------  --------------
Total fixed maturities classified as
 held-to-maturity..................................    $  2,733,290   $    121,125   $   (82,316)  $      38,809   $   2,772,099
                                                       -------------  -------------  ------------  --------------  --------------
                                                       -------------  -------------  ------------  --------------  --------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The amortized cost and estimated market value of fixed maturities at December 31, 2000* by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       Available-for-Sale
                                                 ------------------------------
                                                                    Estimated
                                                   Amortized         Market
                                                      Cost            Value
                                                 -------------   --------------
Due in one year or less........................   $   503,186      $   503,704

Due after one year through five years..........     2,627,009        2,593,059

Due after five years through ten years.........     1,334,860        1,324,519

Due after ten years............................     6,197,908        6,255,687

Mortgage-backed securities.....................     3,613,998        3,725,492
                                                 -------------    -------------
    Total......................................   $14,276,961      $14,402,461
                                                 -------------    -------------
                                                 -------------    -------------


At December 31, 2000 and 1999, the Company held below investment grade fixed maturities of $560 million and $559 million at amortized cost, respectively. The respective market values of these investments were approximately $437 and $515 million. These holdings amounted to 3.0% and 3.9% of the Company's investments in fixed maturities at market value at December 31, 2000 and 1999, respectively.

Certain fixed maturity securities with an amortized cost of $11,621 and $7,644 at December 31, 2000 and 1999, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

At December 31, 2000 and 1999, mortgage loans constituted approximately 4.8% and 5.0% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 31% of the total in California. Individual loans generally do not exceed $10 million.

The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 2000 is less than one percent of the total of such investments.



* On October 1, 2000, the fixed maturities held-for-maturity portfolio was reclassified to available-for-sale.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The proceeds from sales of investment securities and related gains and losses for 2000* are as follows:

                                                                         Year Ended December 31, 2000
                                                        ------------------------------------------------------------
                                                         Fixed Maturities     Fixed Maturities       Marketable
                                                        Available-for-Sale    Held-to-Maturity    Equity Securiities
                                                        -------------------  ------------------  -------------------
Proceeds from sales...................................   $    1,458,220       $            108    $         27,230
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

Gross realized gains on sales.........................   $       31,180       $             --    $          7,981
Gross realized losses on sales........................          (33,639)                    --              (3,565)
                                                        -------------------  ------------------  -------------------
   Realized gains (losses) on sales...................           (2,459)                    --               4,416
Other (Including net gain on calls and redemptions)...           15,160                     90                  --
Writedowns (Including writedowns on
securities subsequently sold).........................          (32,947)                    --                  --
                                                        -------------------  ------------------  -------------------
Total realized gain (loss)............................   $      (20,246)      $             90    $          4,416
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

The proceeds from sales of investment securities and related gains and losses for 1999 are as follows:

                                                                         Year Ended December 31, 1999
                                                        ------------------------------------------------------------
                                                         Fixed Maturities     Fixed Maturities       Marketable
                                                        Available-for-Sale    Held-to-Maturity    Equity Securiities
                                                        -------------------  ------------------  -------------------
Proceeds from sales...................................   $         683,225    $          6,296    $           5,534
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

Gross realized gains on sales.........................   $          13,358    $             --    $             947
Gross realized losses on sales........................             (14,559)             (6,266)                  --
                                                        -------------------  ------------------  -------------------
   Realized gains (losses)  on sales..................              (1,201)             (6,266)                 947
Other (Including net gain or loss on calls
 and redemptions).....................................               2,472                 (52)                  --
Writedowns (Including writedowns on
 securities subsequently sold)........................                (600)                 --                   --
                                                        -------------------  ------------------  -------------------
Total realized gain (loss)............................   $             671    $         (6,318)   $             947
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

One fixed maturity security, classified as held-to-maturity, was sold during 1999 due to evidence of a significant deterioration in credit quality. The amortized cost of this security was $12,562, and the loss realized on this sale was $6,266.

* On October 1, 2000, the fixed maturities held-to-maturity portfolio was reclassified to available-for-sale.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The proceeds from sales of investment securities and related gains and losses for 1998 are as follows:

                                                                         Year Ended December 31, 1998
                                                        ------------------------------------------------------------
                                                         Fixed Maturities     Fixed Maturities       Marketable
                                                        Available-for-Sale    Held-to-Maturity    Equity Securiities
                                                        -------------------  ------------------  -------------------
Proceeds from sales...................................   $         643,539    $         18,235    $             665
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

Gross realized gains on sales.........................   $          12,350    $          3,384    $             335
Gross realized losses on sales........................                (480)                 --                   (3)
                                                        -------------------  ------------------  -------------------
   Realized gains on sales............................              11,870               3,384                  332
Other (Including net gain or loss on calls
 and redemptions).....................................              (1,557)                 --                   --
Writedowns (Including writedowns on
 securities subsequently sold)........................                (433)                 --                   --
                                                        -------------------  ------------------  -------------------
Total realized gain...................................   $           9,880    $          3,384    $             332
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

One fixed maturity security, classified as held-to-maturity, was sold during 1998 due to restructuring by the bond issuer and the expected significant downgrade resulting from it. The amortized cost of this security was $14,851, and the gain realized on this sale was $3,384.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The following summarizes the realized gain before federal income taxes and the net change in unrealized appreciation:

                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Realized gains (losses):
  Fixed maturities.....................................   $    (20,156)    $    (5,647)    $    13,264
  Marketable equity securities.........................          4,416             947             332
  Real estate..........................................            (33)             17              16
                                                         --------------   -------------   -------------
    Realized gain (loss) before federal income taxes...   $    (15,773)    $    (4,683)    $    13,612
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Increase (decrease) in unrealized
 appreciation/depreciation of:
 Fixed maturities classified as available-for-sale....    $    437,664     $  (875,248)    $    62,781
 Marketable equity securities.........................          (4,771)            561            (829)
 Deferred policy acquisition costs valuation
  allowance...........................................            (309)         44,883          (9,759)
 Applicable federal income tax........................        (151,404)        290,431         (18,268)
                                                         --------------   -------------   -------------
 Net change in unrealized appreciation/depreciation...    $    281,180     $  (539,373)    $    33,925
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:

                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Allowance at beginning of year........................    $     10,781     $    11,173     $    11,609
Loans charged off as uncollectible....................              (2)           (392)           (436)
                                                         --------------   -------------   -------------
Allowance at end of year..............................    $     10,779     $    10,781     $    11,173
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

The allowance includes specific reserves, as well as general reserve amounts. The total investment in impaired loans before any reserve for losses is $0 and $589 at December 31, 2000 and 1999, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $0 and $59 is included in the overall allowance of $10,779 and $10,781 at December 31, 2000 and 1999, respectively.

4. COMMITMENTS AND CONTINGENCIES

The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation are $2,560 at December 31, 2000. At December 31, 2000, unfunded mortgage loan commitments approximate $20,835. The Company has no other material commitments or contingencies at December 31, 2000.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


5. FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

Estimated fair values of financial instruments at December 31 are as follows:

                                                             2000                              1999
                                              ---------------------------------   ---------------------------------
                                                  Carrying        Estimated         Carrying           Estimated
                                                   Amount         Fair Value         Amount           Fair Value
                                              ---------------   ---------------   ---------------   ---------------
Financial assets:

  Fixed maturities available-for-sale.......   $  14,402,461     $  14,402,461     $  10,322,572     $  10,322,572
  Fixed maturities held-to-maturity.........              --                --         2,733,290         2,772,099
  Marketable equity securities..............          26,152            26,152            15,205            15,205
  Mortgage loans............................         848,114           755,000           820,815           749,000

Financial liabilities:
  Funds held under deposit contracts........      14,085,670        13,977,000        13,402,480        13,136,000

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $3.7 billion and $3.2 billion, at market values, at December 31, 2000 and 1999, respectively, are primarily residential collateralized mortgage obligations (CMOs), pass-throughs and commercial loan-backed mortgage obligations (CMBs). CMOs and CMBs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs and CMBs comprised of the riskier, more volatile type (e.g., principal only, inverse floaters, etc.) has been intentionally limited to only a small amount, approximately 1% of total mortgage-backed securities at both December 31, 2000 and 1999.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 5 (continued)

In 1997, the Company introduced an equity-indexed annuity product that credits the policyholder based on a percentage of the gain in the S&P 500 index. Sales of this product were suspended in the fourth quarter of 1998.
A hedging program with the objective to hedge the exposure to changes in the S&P 500 market risk has been established. The program consists of buying and writing S&P 500 options, buying Treasury interest rate futures and trading S&P 500 futures.

Realized gains and losses on both options and futures are recognized upon termination of the options and future contracts. The Company records futures and options at market value with unrealized gains and losses recorded in policy benefits in current income.

The balance in other assets for call options purchased was $0 and $2,023 at December 31, 2000 and 1999, respectively. The balance of futures contracts at December 31, 2000 and 1999, respectively, was $396 and $8,287. At December 31, 1999, the Company had a $5,819 liability for written S&P 500 call options included in other liabilities. The Company had no written S&P 500 call options at December 31, 2000.

The Company does not enter into financial instruments for speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include interest rate swaps on bond investments, currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, these derivatives are not material and thus no additional disclosures are warranted.

6. REINSURANCE

The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. The availability and cost of reinsurance are subject to prevailing market conditions, both in terms of price and available capacity. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholder as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize its exposure to losses from reinsurer insolvencies. To the Company's knowledge, none of its reinsurers is experiencing financial difficulties.

Reinsurance Recoverables are comprised of the following amounts:

                                                                December 31
                                                        ------------------------------
                                                             2000           1999
                                                        -------------   --------------
Unpaid losses and adjustment expense..................    $   3,176       $    767
Paid claims...........................................        2,931          1,179
Life policy liabilities...............................       94,272         35,695
Other reinsurance recoverables (payables).............       (1,241)           121
                                                        -------------   --------------
     Total reinsurance recoverables...................    $  99,138       $ 37,762
                                                        -------------   --------------
                                                        -------------   --------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 6 (continuted)

The effects of reinsurance on the premium and policy benefit amounts in the Statements of Consolidated Income are as follows:


                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Reinsurance Ceded:

  Premiums............................................    $   (31,581)     $   (21,216)    $   (16,479)
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

  Policy benefits.....................................    $   (35,099)     $    (9,347)    $    (7,162)
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

Reinsurance Assumed:

  Premiums............................................    $    30,484      $       697     $       876
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

  Policy benefits.....................................    $    36,188      $     2,464     $     3,487
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------


The increase in assumed premiums and policy benefits during 2000 reflect the assumed block of group life and health business acquired from ING North America Insurance Corporation. See Note 2 for additional information.

7. STATUTORY BASIS INFORMATION

The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Washington has adopted the provisions of the revised manual, except as otherwise provided by Washington State law. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will have a positive impact on the Company's statutory-basis capital and surplus as of adoption.

Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 7 (continued)

Statutory net income and capital and surplus, by company, are as follows:

                                                                                   Year Ended December 31
                                                                     ----------------------------------------------
                                                                          2000            1999            1998
                                                                     --------------   -------------   -------------
Statutory Net Income:
  SAFECO Life Insurance Company...................................    $    63,364      $    91,666     $    64,599
  SAFECO National Life Insurance Company..........................            745            1,121           1,012
  First SAFECO National Life Insurance Company of New York........            493              751             576
  American States Life Insurance Company..........................         21,021               --              --
  Empire Life Insurance Company...................................             --              596           1,799
                                                                     --------------   -------------   -------------
      Total.......................................................    $    85,623      $    94,134     $    67,986
                                                                     --------------   -------------   -------------
                                                                     --------------   -------------   -------------

                                                                                       December 31
                                                                     ----------------------------------------------
                                                                          2000            1999            1998
                                                                     --------------   -------------   -------------
Statutory Capital and Surplus:
  SAFECO Life Insurance Company and Subsidiaries..................    $    705,957     $   637,522     $   576,791
                                                                     --------------   -------------   -------------
                                                                     --------------   -------------   -------------


The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 2000.

8. DIVIDEND RESTRICTIONS

Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. Under insurance regulations of the state of Washington, the restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $112,372 at December 31, 2000.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


9. EMPLOYEE BENEFIT PLANS

SAFECO Corporation and subsidiary companies (the Companies) sponsor defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a 401(k) savings plan. A cash balance defined benefit plan covering substantially all employees provides benefits for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $2,503, $2,479 and $6,070 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. Net periodic other postretirement benefit costs for the Company were $3,113, $1,091 and $510 in 2000, 1999 and 1998, respectively. The accrued postretirement benefit cost recorded in the balance sheet was $9,161 and $6,634 at December 31, 2000 and 1999, respectively.

10. INCOME TAXES

The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are not material.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 10 (continued)

The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                      December 31
                                                                              ------------------------------
                                                                                   2000            1999
                                                                              --------------   -------------
Deferred tax assets:
  Discounting of loss and adjustment expense reserves.......................   $        522     $       463
  Uncollected premium adjustment............................................          6,657           3,303
  Adjustment to life policy liabilities.....................................         53,972          50,646
  Capitalization of policy acquisition costs................................         84,918          61,087
  Postretirement benefits...................................................          3,206           2,322
  Realized capital losses on write down of investment securities............         18,486           3,114
  Guarantee fund assessments................................................          1,687           1,681
  Intercompany sale of securities...........................................          1,339           1,009
  Unrealized depreciation of investment securities (Net of deferred policy
    acquisition costs valuation allowance:  $0; $79)........................             --         107,714
  Other.....................................................................          1,926           1,610
                                                                              --------------   -------------
     Total deferred tax assets..............................................        172,713         232,949
                                                                              --------------   -------------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................................        102,846          93,119
  Present value of future profits...........................................         21,248           4,109
  Bond discount accrual.....................................................         12,128          17,180
  Right to reinsure.........................................................          9,194          11,039
  Unrealized appreciation of investment securities (Net of deferred policy
    acquisition costs valuation allowance:  $187; $0).......................         43,690              --
  Other.....................................................................          1,744           1,049
                                                                              --------------   -------------
     Total deferred tax liabilities.........................................        190,850         126,496
                                                                              --------------   -------------
     Net deferred tax asset (liability).....................................   $    (18,137)    $   106,453
                                                                              --------------   -------------
                                                                              --------------   -------------


The following table reconciles the deferred tax benefit in the Statements of Consolidated Income to the change in the deferred tax liability in the balance sheet for the year ended December 31:

                                                                          2000            1999            1998
                                                                     --------------   -------------   -------------
Deferred tax benefit.............................................     $  (10,158)      $  (15,766)     $  (1,359)

Net deferred tax (asset) liability acquired in acquisitions
  and contributions..............................................        (16,656)              --          3,539

Deferred tax changes reported in shareholder's equity:
  Increase (decrease) in liability related to unrealized
    appreciation or depreciation of investment securities........        151,512         (306,140)        21,684

  (Increase) decrease in liability related to deferred
    policy acquisition costs valuation allowance.................           (108)          15,709         (3,416)
                                                                     --------------   -------------   -------------
Change in net deferred tax asset/liability.......................     $  124,590       $ (306,197)     $  20,448
                                                                     --------------   -------------   -------------
                                                                     --------------   -------------   -------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


11. SEGMENT DATA

The Company's reportable business segments are strategic business units that offer distinctive products marketed through independent agents in various distribution channels.

The Company has five reportable segments: Individual, Retirement Services, Settlement Annuities, Group and Corporate. Individual issues traditional, term and universal life insurance policies. Retirement Services issues fixed and variable deferred annuity products. Settlement Annuities issues immediate annuities for structured pay out situations. Group issues excess loss health insurance to companies that have self-insured medical plans. The Corporate segment is used to retain profits from the four product lines and pay dividends to the parent company, SAFECO Corporation.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Company management evaluates performance based on operating profit or loss before income taxes.

                                                                     Year Ended December 31, 2000
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Revenue
  Premiums........................   $    110,219   $        601   $         --    $    311,465    $         --    $    422,285
  Net Investment Income...........        200,283        391,029        495,808           1,895          76,648       1,165,663
  Other Revenue...................          9,828         36,173             36           2,045           1,301          49,383
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Revenue...............        320,330        427,803        495,844         315,405          77,949       1,637,331

Expenses
  Policy Benefits.................        236,868        327,630        440,317         214,642              --       1,219,457
  Commissions.....................         19,056         22,945         15,912          44,041              --         101,954
  Amortization of Deferred
   Policy Acquisition Costs
   and Present Value of
   Future Profits.................         12,003         24,758             --           5,374              --          42,135
  Deferral of Policy Acquisition
   Costs..........................        (24,763)       (17,443)            --          (9,483)             --         (51,689)
  Other Expenses..................         58,014         40,051         13,209          56,674           7,716         175,664
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Expenses and
        Policy Benefits...........        301,178        397,941        469,438         311,248           7,716       1,487,521
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income From
  Insurance Operations............         19,152         29,862         26,406           4,157          70,233         149,810
Realized Investment Gain (Loss)...         (2,804)       (25,401)        17,553          (3,495)         (1,626)        (15,773)
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income before Federal
  Income Taxes....................   $     16,348   $      4,461   $     43,959    $        662    $     68,607    $    134,037
                                     -------------  -------------  --------------  -------------   -------------   -------------
                                     -------------  -------------  --------------  -------------   -------------   -------------

                                                                           December 31, 2000
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Assets
  Total Investments...............   $  3,147,137   $  4,807,828   $   6,502,843   $     39,352    $  1,011,790    $ 15,508,950
  Assets Held in
    Separate Accounts.............        120,960      1,154,145              --             --              --       1,275,105
  Total Assets....................      3,615,006      6,169,094       6,605,102        192,205       1,092,118      17,673,525

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 11 (continued)

                                                                     Year Ended December 31, 2000
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Revenue
  Premiums........................   $     62,409   $        536   $          --   $    193,797    $         --    $    256,742
  Net Investment Income...........        113,830        410,908         486,561          1,845          71,222       1,084,366
  Other Revenue...................          3,808         32,348              29             --              --          36,185
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Revenue...............        180,047        443,792         486,590        195,642          71,222       1,377,293

Expenses
  Policy Benefits.................        134,700        310,495         422,925        157,113              --       1,025,233
  Commissions.....................         10,237         24,255          11,764         29,149             150          75,555
  Amortization of Deferred
   Policy Acquisition Costs
   and Present Value of
   Future Profits.................          5,447         24,979              --          4,407              --          34,833
  Write-off of Deferred Policy
   Acquisition Costs..............             --         12,993              --             --              --          12,993
  Deferral of Policy Acquisition
   Costs..........................        (25,698)       (18,932)             --         (8,368)             --         (52,998)
  Other Expenses..................         47,378         37,452           9,640         32,849           2,333         129,652
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Expenses and
       Policy Benefits............        172,064        391,242         444,329        215,150           2,483       1,225,268
                                     -------------  -------------  --------------  -------------   -------------   -------------

Income (Loss) From
  Insurance Operations............          7,983         52,550          42,261        (19,508)         68,739         152,025
Realized Investment Gain (Loss)...            325         (1,031)         (5,927)           295           1,655          (4,683)
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income (Loss) before Federal
  Income Taxes....................   $      8,308   $     51,519   $      36,334   $    (19,213)   $     70,394    $    147,342
                                     -------------  -------------  --------------  -------------   -------------   -------------
                                     -------------  -------------  --------------  -------------   -------------   -------------

                                                                             December 31, 1999
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Assets
  Total Investments...............   $  1,946,604   $  5,624,219   $   5,879,843   $     14,534    $    873,904    $ 14,339,104
  Assets Held in
    Separate Accounts.............        126,908      1,276,340              --             --              --       1,403,248
  Total Assets....................      2,308,863      7,204,831       6,010,669        104,749         921,476      16,550,588

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 11 (continued)

                                                                     Year Ended December 31, 1998
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Revenue
  Premiums........................   $     50,563   $        698   $          --   $    203,149    $         --    $    254,410
  Net Investment Income...........         69,267        411,661         449,313          2,695          72,525       1,005,461
  Other Revenue...................          3,509         24,483              77             --              --          28,069
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Revenue...............        123,339        436,842         449,390        205,844          72,525       1,287,940

Expenses
  Policy Benefits.................         84,004        349,834         399,130        161,113              --         994,081
  Commissions.....................         10,864         46,236          12,211         25,639             300          95,250
  Amortization of Deferred
   Policy Acquisition Costs
   and Present Value of
   Future Profits.................          8,438         30,576              --          3,852              --          42,866
  Write-off of Deferred Policy
   Acquisition Costs and
   Other Write-offs...............         11,500         32,300              --             --           3,000          46,800
  Deferral of Policy Acquisition
   Costs..........................        (18,610)       (42,788)             --         (4,546)             --         (65,944)
  Other Expenses..................         37,782         40,177           7,398         33,919           2,333         121,609
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Expenses and
        Policy Benefits...........        133,978        456,335         418,739        219,977           5,633       1,234,662
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income (Loss) From
  Insurance Operations............        (10,639)       (19,493)         30,651        (14,133)         66,892          53,278
Realized Investment Gain..........            828          4,304              --             --           8,480          13,612
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income (Loss) before
  Federal Income Taxes............   $     (9,811)  $    (15,189)  $      30,651   $    (14,133)   $     75,372    $     66,890
                                     -------------  -------------  --------------  -------------   -------------   -------------
                                     -------------  -------------  --------------  -------------   -------------   -------------

                                                                            December 31, 1998
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Assets
  Total Investments...............   $  1,075,256   $  5,761,722   $   5,877,496   $     39,918    $  1,056,042    $ 13,810,434
  Assets Held in
    Separate Accounts.............         98,715      1,102,420              --             --              --       1,201,135
  Total Assets....................      1,307,561      7,195,140       5,971,534         90,125       1,093,684      15,658,044

HYPOTHETICAL ILLUSTRATIONS
OF DEATH BENEFITS, POLICY ACCOUNT, CASH SURRENDER VALUES, AND ACCUMULATED
PREMIUMS

The Death Benefit, Policy Account Value and Cash Surrender Value of a policy may change with the investment experience of the portfolios. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each portfolio is 0%, 6% or 12%. The Death Benefit, Policy Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the portfolios you selected.


Daily charges are made against the assets of the portfolios for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of .70% of the daily net asset value of the portfolios in the Separate Account. This rate is guaranteed in the policy and will not increase. The net investment returns in these tables also reflect a deduction based on an average for the investment management and other expenses charged to all the portfolios in the prior year. In 2000, average expenses were equivalent to an annual effective rate of .70% for investment management fees and .19% for costs and expenses borne by the portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -1.59%, on 6% it would be 4.41%, and on 12% it would be 10.41%.


Actual portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with portfolio advisers. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. This may result in higher expenses, which in turn adversely affects net investment performance and policy values. (See Separate Account SL Fee Table in this prospectus and the prospectuses for the portfolios.)

In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administrative charge at both the current rates and the maximum rates guaranteed in the policies. The tables are for preferred and standard risk, male non-smokers, age 45. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate. Current tables assume that the monthly administrative charge remains constant at $5.00. Guaranteed tables use the maximum guaranteed monthly administrative charge of $8.00. The tables also assume deduction of premium tax based on 2.1% of premiums. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy owner has not requested an increase or decrease in the face amount. The difference between the Policy Account Value and Cash Surrender Value in the first ten years reflects the surrender charge.

SAFECO Life does not currently make any charge for federal taxes. If SAFECO Life charged for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment. These tables show that the cost of surrendering a policy in the early years is relatively high.


INDIVIDUAL ILLUSTRATIONS. You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums. An individual illustration is also provided for any policy you may purchase. ILLUSTRATIONS FOR POLICY PURCHASES AFTER MAY 1, 2001 WILL ONLY INCLUDE THE AVERAGE ANNUAL EXPENSES AND FEES FOR THE PORTFOLIOS AVAILABLE AFTER THIS DATE.

                            VARIABLE UNIVERSAL LIFE



                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                                      MALE
                              PREFERRED NON-SMOKER



Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95


--------------------------------------------------------------------------------


                      RESULTS ASSUMING CURRENT CHARGES(2)



            Assuming Hypothetical Gross Annual Investment Return of:


         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,899      1,699       250,000     3,103      1,903       250,000     3,308
        2                  8,610     250,000     5,897      4,337       250,000     6,494      4,934       250,000     7,116
        3                 13,241     250,000     8,781      6,861       250,000     9,968      8,048       250,000    11,255
        4                 18,103     250,000    11,582      9,437       250,000    13,558      11,413      250,000    15,789
        5                 23,208     250,000    14,319      12,174      250,000    17,292      15,147      250,000    20,785
        6                 28,568     250,000    17,001      14,856      250,000    21,182      19,037      250,000    26,299
        7                 34,196     250,000    19,607      17,891      250,000    25,215      23,499      250,000    32,366
        8                 40,106     250,000    22,141      20,854      250,000    29,403      28,116      250,000    39,051
        9                 46,312     250,000    24,608      23,750      250,000    33,756      32,898      250,000    46,426
       10                 52,827     250,000    27,012      26,583      250,000    38,287      37,858      250,000    54,572
       11                 59,669     250,000    29,284      29,284      250,000    42,937      42,937      250,000    63,511
       12                 66,852     250,000    31,406      31,406      250,000    47,697      47,697      250,000    73,321
       13                 74,395     250,000    33,372      33,372      250,000    52,568      52,568      250,000    84,100
       14                 82,314     250,000    35,169      35,169      250,000    57,545      57,545      250,000    95,957
       15                 90,630     250,000    36,782      36,782      250,000    62,625      62,625      250,000    109,017
       16                 99,361     250,000    38,199      38,199      250,000    67,806      67,806      250,000    123,425
       17                 108,530    250,000    39,413      39,413      250,000    73,092      73,092      250,000    139,355
       18                 118,156    250,000    40,415      40,415      250,000    78,491      78,491      250,000    157,006
       19                 128,264    250,000    41,189      41,189      250,000    84,001      84,001      250,000    176,606
       20                 138,877    250,000    41,718      41,718      250,000    89,626      89,626      250,000    198,422
     Age 75               297,195    250,000    18,162      18,162      250,000    158,193    158,193      681,800    649,333

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 2,108
        2                 5,556
        3                 9,335
        4                 13,644
        5                 18,640
        6                 24,154
        7                 30,650
        8                 37,764
        9                 45,568
       10                 54,143
       11                 63,511
       12                 73,321
       13                 84,100
       14                 95,957
       15                109,017
       16                123,425
       17                139,355
       18                157,006
       19                176,606
       20                198,422
     Age 75              649,333


--------------------------------------------------------------------------------


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE



                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                                      MALE
                              PREFERRED NON-SMOKER



Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95


--------------------------------------------------------------------------------


                      RESULTS ASSUMING CURRENT CHARGES(2)



            Assuming Hypothetical Gross Annual Investment Return of:


         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,675      1,475       250,000     2,872      1,672       250,000     3,070
        2                  8,610     250,000     5,492      3,932       250,000     6,062      4,502       250,000     6,657
        3                 13,241     250,000     8,202      6,282       250,000     9,331      7,411       250,000    10,556
        4                 18,103     250,000    10,797      8,652       250,000    12,673      10,528      250,000    14,792
        5                 23,208     250,000    13,278      11,133      250,000    16,091      13,946      250,000    19,402
        6                 28,568     250,000    15,634      13,489      250,000    19,578      17,433      250,000    24,414
        7                 34,196     250,000    17,857      16,141      250,000    23,129      21,413      250,000    29,868
        8                 40,106     250,000    19,933      18,646      250,000    26,733      25,446      250,000    35,801
        9                 46,312     250,000    21,848      20,990      250,000    30,379      29,521      250,000    42,253
       10                 52,827     250,000    23,590      23,161      250,000    34,057      33,628      250,000    49,276
       11                 59,669     250,000    25,144      25,144      250,000    37,757      37,757      250,000    56,927
       12                 66,852     250,000    26,499      26,499      250,000    41,471      41,471      250,000    65,278
       13                 74,395     250,000    27,648      27,648      250,000    45,196      45,196      250,000    74,413
       14                 82,314     250,000    28,574      28,574      250,000    48,920      48,920      250,000    84,423
       15                 90,630     250,000    29,247      29,247      250,000    52,620      52,620      250,000    95,405
       16                 99,361     250,000    29,645      29,645      250,000    56,282      56,282      250,000    107,484
       17                 108,530    250,000    29,739      29,739      250,000    59,884      59,884      250,000    120,800
       18                 118,156    250,000    29,481      29,481      250,000    63,390      63,390      250,000    135,514
       19                 128,264    250,000    28,821      28,821      250,000    66,764      66,764      250,000    151,822
       20                 138,877    250,000    27,717      27,717      250,000    69,978      69,978      250,000    169,969
     Age 75               297,195    250,000                            250,000    78,334      78,334      581,987    554,274

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,870
        2                 5,097
        3                 8,636
        4                 12,647
        5                 17,257
        6                 22,269
        7                 28,152
        8                 34,514
        9                 41,395
       10                 48,847
       11                 56,927
       12                 65,278
       13                 74,413
       14                 84,423
       15                 95,405
       16                107,484
       17                120,800
       18                135,514
       19                151,822
       20                169,969
     Age 75              554,274


--------------------------------------------------------------------------------


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE



                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                                      MALE
                              STANDARD NON-SMOKER



Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95


--------------------------------------------------------------------------------


                      RESULTS ASSUMING CURRENT CHARGES(2)



            Assuming Hypothetical Gross Annual Investment Return of:


         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,723      1,523       250,000     2,921      1,721       250,000     3,120
        2                  8,610     250,000     5,575      4,015       250,000     6,150      4,590       250,000     6,751
        3                 13,241     250,000     8,320      6,400       250,000     9,460      7,540       250,000    10,699
        4                 18,103     250,000    10,972      8,827       250,000    12,869      10,724      250,000    15,012
        5                 23,208     250,000    13,574      11,429      250,000    16,423      14,278      250,000    19,774
        6                 28,568     250,000    16,129      13,984      250,000    20,133      17,988      250,000    25,038
        7                 34,196     250,000    18,616      16,900      250,000    23,985      22,269      250,000    30,837
        8                 40,106     250,000    21,042      19,755      250,000    27,992      26,705      250,000    37,236
        9                 46,312     250,000    23,409      22,551      250,000    32,164      31,306      250,000    44,303
       10                 52,827     250,000    25,717      25,228      250,000    36,509      36,080      250,000    52,113
       11                 59,669     250,000    27,897      27,897      250,000    40,969      40,969      250,000    60,685
       12                 66,852     250,000    29,916      29,916      250,000    45,517      45,517      250,000    70,078
       13                 74,395     250,000    31,765      31,765      250,000    50,152      50,152      250,000    80,386
       14                 82,314     250,000    33,433      33,433      250,000    54,870      54,870      250,000    91,712
       15                 90,630     250,000    34,905      34,905      250,000    59,667      59,667      250,000    104,177
       16                 99,361     250,000    36,166      36,166      250,000    64,536      64,536      250,000    117,917
       17                 108,530    250,000    37,213      37,213      250,000    69,488      69,488      250,000    133,104
       18                 118,156    250,000    38,032      38,032      250,000    74,518      74,518      250,000    149,926
       19                 128,264    250,000    38,608      38,608      250,000    79,629      79,629      250,000    168,603
       20                 138,877    250,000    38,925      38,925      250,000    84,823      84,823      250,000    189,394
     Age 75               297,195    250,000    11,660      11,660      250,000    145,034    145,034      653,063    621,965

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,920
        2                 5,191
        3                 8,779
        4                 12,867
        5                 17,629
        6                 22,893
        7                 29,121
        8                 35,949
        9                 43,445
       10                 51,684
       11                 60,685
       12                 70,078
       13                 80,386
       14                 91,712
       15                104,177
       16                117,917
       17                133,104
       18                149,926
       19                168,603
       20                189,394
     Age 75              621,965


--------------------------------------------------------------------------------


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE



                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                                      MALE
                              STANDARD NON-SMOKER



Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95


--------------------------------------------------------------------------------


                     RESULTS ASSUMING GURANTEED CHARGES(2)



            Assuming Hypothetical Gross Annual Investment Return of:


         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,675      1,475       250,000     2,872      1,672       250,000     3,070
        2                  8,610     250,000     5,492      3,932       250,000     6,062      4,502       250,000     6,657
        3                 13,241     250,000     8,202      6,282       250,000     9,331      7,411       250,000    10,556
        4                 18,103     250,000    10,797      8,652       250,000    12,673      10,528      250,000    14,792
        5                 23,208     250,000    13,278      11,133      250,000    16,091      13,946      250,000    19,402
        6                 28,568     250,000    15,634      13,489      250,000    19,578      17,433      250,000    24,414
        7                 34,196     250,000    17,857      16,141      250,000    23,129      21,413      250,000    29,868
        8                 40,106     250,000    19,933      18,646      250,000    26,733      25,446      250,000    35,801
        9                 46,312     250,000    21,848      20,990      250,000    30,379      29,521      250,000    42,253
       10                 52,827     250,000    23,590      23,161      250,000    34,057      33,628      250,000    49,276
       11                 59,669     250,000    25,144      25,144      250,000    37,757      37,757      250,000    56,927
       12                 66,852     250,000    26,499      26,499      250,000    41,471      41,471      250,000    65,278
       13                 74,395     250,000    27,648      27,648      250,000    45,196      45,196      250,000    74,413
       14                 82,314     250,000    28,574      28,574      250,000    48,920      48,920      250,000    84,423
       15                 90,630     250,000    29,247      29,247      250,000    52,620      52,620      250,000    95,405
       16                 99,361     250,000    29,645      29,645      250,000    56,282      56,282      250,000    107,484
       17                 108,530    250,000    29,739      29,739      250,000    59,884      59,884      250,000    120,800
       18                 118,156    250,000    29,481      29,481      250,000    63,390      63,390      250,000    135,514
       19                 128,264    250,000    28,821      28,821      250,000    66,764      66,764      250,000    151,822
       20                 138,877    250,000    27,717      27,717      250,000    69,978      69,978      250,000    169,969
     Age 75               297,195    250,000                            250,000    78,334      78,334      581,987    554,274

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,870
        2                 5,097
        3                 8,636
        4                 12,647
        5                 17,257
        6                 22,269
        7                 28,152
        8                 34,514
        9                 41,395
       10                 48,847
       11                 56,927
       12                 65,278
       13                 74,413
       14                 84,423
       15                 95,405
       16                107,484
       17                120,800
       18                135,514
       19                151,822
       20                169,969
     Age 75              554,274


--------------------------------------------------------------------------------


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATIONS

--------------------------------------------------------------------------------

OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER
VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE

In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a policy, the following hypothetical illustrations were developed and are based upon the actual experience of the portfolios of the Funds. These illustrations assume that the Separate Account acquired an interest in the portfolios at their inception.

These tables illustrate cost of insurance and expense charges (Policy cost factors) at both the current rates and the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy Year reflect a daily charge against the portfolios. This charge includes a .70% charge against the Separate Account for mortality and expense risks, the effect on each portfolio's actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums. The tables are for preferred risk male non-smoker age
45. Planned premium payments are assumed to be paid at the beginning of each Policy Year.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                           SAFECO RST BOND PORTFOLIO


   POLICY                  POLICY       CASH                     POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
    1988       250,000      3,168       1,968     250,000         2,934          1,734
    1989       250,000      6,973       5,413     250,000         6,516          4,956
    1990       250,000     10,623       8,703     250,000         9,949          8,029
    1991       250,000     15,494      13,349     250,000        14,500         12,355
    1992       250,000     19,646      17,501     250,000        18,312         16,167
    1993       250,000     24,907      23,191     250,000        23,084         21,368
    1994       250,000     26,840      25,553     250,000        24,691         23,404
    1995       250,000     34,973      34,115     250,000        31,936         31,078
    1996       250,000     37,841      37,412     250,000        34,243         33,814
    1997       250,000     43,934      43,934     250,000        39,356         39,356
    1998       250,000     50,659      50,659     250,000        44,944         44,944
    1999       250,000     50,926      50,926     250,000        44,712         44,712
    2000       250,000     59,550      59,550     250,000        51,768         51,768


--------------------------------------------------------------------------------

                          SAFECO RST EQUITY PORTFOLIO


   POLICY                  POLICY       CASH                     POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
    1988       250,000      3,817       2,617     250,000         3,561          2,361
    1989       250,000      8,851       7,291     250,000         8,314          6,754
    1990       250,000     11,167       9,247     250,000        10,484          8,564
    1991       250,000     17,997      15,852     250,000        16,892         14,747
    1992       250,000     22,578      20,433     250,000        21,113         18,968
    1993       250,000     32,668      30,952     250,000        30,422         28,706
    1994       250,000     38,642      37,355     250,000        35,806         34,519
    1995       250,000     53,397      52,539     250,000        49,250         48,392
    1996       250,000     70,128      69,699     250,000        64,399         63,970
    1997       250,000     90,995      90,995     250,000        83,227         83,227
    1998       250,000    116,977     116,977     250,000       106,676        106,676
    1999       250,000    130,437     130,437     250,000       118,655        118,655
    2000       250,000    118,248     118,248     250,000       107,233        107,233


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                   SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO


   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1994       250,000      3,335       2,135        250,000         3,096          1,896
    1995       250,000      9,193       7,633        250,000         8,630          7,070
    1996       250,000     16,213      14,293        250,000        15,262         13,342
    1997       250,000     27,876      25,731        250,000        26,249         24,104
    1998       250,000     31,269      29,124        250,000        29,362         27,217
    1999       250,000     35,999      34,283        250,000        33,662         31,946
    2000       250,000     36,314      35,027        250,000        33,764         32,477


--------------------------------------------------------------------------------

                         SAFECO RST NORTHWEST PORTFOLIO


   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1994       250,000      3,053       1,853        250,000         2,823          1,623
    1995       250,000      6,592       5,032        250,000         6,152          4,592
    1996       250,000     10,808       8,888        250,000        10,120          8,200
    1997       250,000     18,138      15,993        250,000        16,993         14,848
    1998       250,000     21,613      19,468        250,000        20,172         18,027
    1999       250,000     38,057      36,341        250,000        35,420         33,704
    2000       250,000     34,625      33,338        250,000        32,043         30,756


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                    SAFECO RST SMALL COMPANY VALUE PORTFOLIO


   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1997       250,000      2,929       1,729        250,000         2,704          1,504
    1998       250,000      4,707       3,147        250,000         4,361          2,801
    1999       250,000      8,928       7,008        250,000         8,333          6,413
    2000       250,000     11,098       8,953        250,000        10,333          8,188


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                  AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO


   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1995       250,000      3,345       2,145        250,000         3,105          1,905
    1996       250,000      7,374       5,814        250,000         6,901          5,341
    1997       250,000     12,357      10,437        250,000        11,597          9,677
    1998       250,000     18,223      16,078        250,000        17,091         14,946
    1999       250,000     34,895      32,750        250,000        32,702         30,557
    2000       250,000     31,254      29,538        250,000        29,147         27,431


--------------------------------------------------------------------------------

                     AMERICAN CENTURY VP BALANCED PORTFOLIO


   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1992       250,000      2,725       1,525        250,000         2,507          1,307
    1993       250,000      6,258       4,698        250,000         5,830          4,270
    1994       250,000      9,283       7,363        250,000         8,670          6,750
    1995       250,000     14,879      12,734        250,000        13,901         11,756
    1996       250,000     19,958      17,813        250,000        18,584         16,439
    1997       250,000     26,484      24,768        250,000        24,535         22,819
    1998       250,000     33,967      32,680        250,000        31,298         30,011
    1999       250,000     40,411      39,553        250,000        37,004         36,146
    2000       250,000     41,903      41,474        250,000        38,063         37,634


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                      AIM V.I. AGGRESSIVE GROWTH PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1998       250,000      2,854       1,654     250,000      2,631       1,431
    1999       250,000      8,731       7,171     250,000      8,182       6,622
    2000       250,000     12,005      10,085     250,000     11,259       9,339


--------------------------------------------------------------------------------

                           AIM V.I. GROWTH PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1993       250,000      3,485       2,285     250,000      3,240       2,040
    1994       250,000      6,329       4,769     250,000      5,910       4,350
    1995       250,000     21,197      19,277     250,000     19,943      18,023
    1996       250,000     27,138      24,993     250,000     25,514      23,369
    1997       250,000     36,668      34,523     250,000     34,411      32,266
    1998       250,000     49,447      47,731     250,000     46,285      44,569
    1999       250,000     67,965      66,678     250,000     63,467      62,180
    2000       250,000     56,028      55,170     250,000     52,101      51,243


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

          THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1993       250,000      4,140       2,940     250,000      3,874       2,674
    1994       250,000      7,124       5,564     250,000      6,676       5,116
    1995       250,000     13,729      11,809     250,000     12,914      10,994
    1996       250,000     20,249      18,104     250,000     19,032      16,887
    1997       250,000     29,800      27,655     250,000     27,945      25,800
    1998       250,000     42,315      40,599     250,000     39,557      37,841
    1999       250,000     58,735      57,448     250,000     54,746      53,459
    2000       250,000     54,580      53,722     250,000     50,648      49,790


--------------------------------------------------------------------------------

                      DREYFUS IP - MIDCAP STOCK PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1998       250,000      2,802       1,602     250,000      2,581       1,381
    1999       250,000      6,532       4,972     250,000      6,091       4,531
    2000       250,000     10,337       8,417     250,000      9,670       7,750


--------------------------------------------------------------------------------

                    DREYFUS IP - TECHNOLOGY GROWTH PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1999       250,000     12,514      11,314     250,000     12,023      10,823
    2000        250,00     11,246       9,686     250,000     10,734       9,174


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                      DREYFUS VIF - APPRECIATION PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1993       250,000      3,241       2,041     250,000      3,005       1,805
    1994       250,000      6,497       4,937     250,000      6,064       4,504
    1995       250,000     12,784      10,864     250,000     11,996      10,076
    1996       250,000     19,807      17,662     250,000     18,582      16,437
    1997       250,000     29,143      26,998     250,000     27,284      25,139
    1998       250,000     41,739      40,023     250,000     38,957      37,241
    1999       250,000     49,605      48,318     250,000     46,129      44,842
    2000       250,000     51,936      51,078     250,000     48,065      47,207


--------------------------------------------------------------------------------

                      DREYFUS VIF - QUALITY BOND PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1990       250,000      3,178       1,978     250,000      2,944       1,744
    1991       250,000      7,167       5,607     250,000      6,700       5,140
    1992       250,000     10,417       8,497     250,000      9,755       7,835
    1993       250,000     13,696      11,551     250,000     12,802      10,657
    1994       250,000     17,436      15,291     250,000     16,234      14,089
    1995       250,000     24,506      22,790     250,000     22,692      20,976
    1996       250,000     28,138      26,851     250,000     25,876      24,589
    1997       250,000     33,810      32,952     250,000     30,855      29,997
    1998       250,000     38,509      38,080     250,000     34,831      34,402
    1999       250,000     41,202      41,202     250,000     36,868      36,868
    2000       250,000     51,085      51,085     250,000     45,272      45,272


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                  FEDERATED HIGH INCOME BOND FUND II PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1994       250,000      2,784       1,584     250,000      2,564       1,364
    1995       250,000      7,109       5,549     250,000      6,639       5,079
    1996       250,000     11,577       9,657     250,000     10,845       8,925
    1997       250,000     16,544      14,399     250,000     15,487      13,342
    1998       250,000     19,936      17,791     250,000     18,586      16,441
    1999       250,000     23,294      21,578     250,000     21,579      19,863
    2000       250,000     21,459      20,172     250,000     19,687      18,400


--------------------------------------------------------------------------------

                      FEDERATED UTILITY FUND II PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1994       250,000      2,802       1,602     250,000      2,582       1,382
    1995       250,000      7,370       5,810     250,000      6,887       5,327
    1996       250,000     11,578       9,658     250,000     10,848       8,928
    1997       250,000     18,460      16,315     250,000     17,298      15,153
    1998       250,000     24,349      22,204     250,000     22,749      20,604
    1999       250,000     54,951      53,235     250,000     51,283      49,567
    2000       250,000     50,037      48,750     250,000     46,531      45,244


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                     FIDELITY'S VIP MONEY MARKET PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1983       250,000      3,241       2,041     250,000      3,005       1,805
    1984       250,000      6,995       5,435     250,000      6,538       4,978
    1985       250,000     10,807       8,887     250,000     10,125       8,205
    1986       250,000     14,665      12,520     250,000     13,719      11,574
    1987       250,000     18,694      16,549     250,000     17,415      15,270
    1988       250,000     23,157      21,441     250,000     21,439      19,723
    1989       250,000     28,353      27,066     250,000     26,072      24,785
    1990       250,000     33,626      32,768     250,000     30,683      29,825
    1991       250,000     38,548      38,119     250,000     34,863      34,434
    1992       250,000     42,804      42,804     250,000     38,313      38,313
    1993       250,000     46,807      46,807     250,000     41,458      41,458
    1994       250,000     51,329      51,329     250,000     44,987      44,987
    1995       250,000     56,798      56,798     250,000     49,268      49,268
    1996       250,000     62,174      62,174     250,000     53,373      53,373
    1997       250,000     67,757      67,757     250,000     57,552      57,552
    1998       250,000     73,459      73,459     250,000     61,711      61,711
    1999       250,000     79,058      79,058     250,000     65,642      65,642
    2000       250,000     85,548      85,548     250,000     69,944      69,944


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                      FIDELITY'S VIP HIGH INCOME PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1986       250,000      3,532       2,332     250,000      3,286       2,086
    1987       250,000      6,669       5,109     250,000      6,233       4,673
    1988       250,000     10,813       8,893     250,000     10,135       8,215
    1989       250,000     13,122      10,977     250,000     12,266      10,121
    1990       250,000     15,620      13,475     250,000     14,521      12,376
    1991       250,000     25,150      23,434     250,000     23,270      21,554
    1992       250,000     34,545      33,258     250,000     31,800      30,513
    1993       250,000     45,001      44,143     250,000     41,205      40,347
    1994       250,000     46,840      46,411     250,000     42,591      42,162
    1995       250,000     59,870      59,870     250,000     54,056      54,056
    1996       250,000     71,241      71,241     250,000     63,921      63,921
    1997       250,000     86,811      86,811     250,000     77,479      77,479
    1998       250,000     85,126      85,126     250,000     75,541      75,541
    1999       250,000     94,437      94,437     250,000     83,316      83,316
    2000       250,000     74,561      74,561     250,000     65,235      65,235


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                     FIDELITY'S VIP EQUITY-INCOME PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1987       250,000      2,891       1,691     250,000      2,667       1,467
    1988       250,000      7,395       5,835     250,000      6,912       5,352
    1989       250,000     12,241      10,321     250,000     11,478       9,558
    1990       250,000     12,742      10,597     250,000     11,904       9,759
    1991       250,000     20,704      18,559     250,000     19,295      17,150
    1992       250,000     27,607      25,891     250,000     25,602      23,886
    1993       250,000     36,049      34,762     250,000     33,261      31,974
    1994       250,000     41,537      40,679     250,000     38,093      37,235
    1995       250,000     59,989      59,560     250,000     54,723      54,294
    1996       250,000     71,630      71,630     250,000     64,987      64,987
    1997       250,000     95,230      95,230     250,000     86,038      86,038
    1998       250,000    109,053     109,053     250,000     98,178      98,178
    1999       250,000    118,371     118,371     250,000    106,207     106,207
    2000       250,000    130,711     130,711     250,000    116,904     116,904


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                        FIDELITY'S VIP GROWTH PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1987       250,000      3,053       1,853     250,000      2,824       1,624
    1988       250,000      7,127       5,567     250,000      6,660       5,100
    1989       250,000     13,431      11,511     250,000     12,607      10,687
    1990       250,000     14,346      12,201     250,000     13,424      11,279
    1991       250,000     25,319      23,174     250,000     23,654      21,509
    1992       250,000     30,808      29,092     250,000     28,650      26,934
    1993       250,000     40,198      38,911     250,000     37,211      35,924
    1994       250,000     42,871      42,013     250,000     39,449      38,591
    1995       250,000     61,915      61,486     250,000     56,673      56,244
    1996       250,000     74,109      74,109     250,000     67,477      67,477
    1997       250,000     94,805      94,805     250,000     85,954      85,954
    1998       250,000    136,030     136,030     250,000    123,013     123,013
    1999       250,000    190,293     190,293     250,000    171,899     171,899
    2000       250,000    171,211     171,211     250,000    154,480     154,480


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                       FIDELITY'S VIP OVERSEAS PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1988       250,000      3,206       2,006     250,000      2,971       1,771
    1989       250,000      8,020       6,460     250,000      7,512       5,952
    1990       250,000     10,789       8,869     250,000     10,111       8,191
    1991       250,000     14,831      12,686     250,000     13,880      11,735
    1992       250,000     15,734      13,589     250,000     14,638      12,493
    1993       250,000     25,740      24,024     250,000     23,835      22,119
    1994       250,000     29,005      27,718     250,000     26,679      25,392
    1995       250,000     34,860      34,002     250,000     31,829      30,971
    1996       250,000     42,561      42,132     250,000     38,553      38,124
    1997       250,000     50,492      50,492     250,000     45,347      45,347
    1998       250,000     59,868      59,868     250,000     53,348      53,348
    1999       250,000     89,089      89,089     250,000     78,971      78,971
    2000       250,000     73,736      73,736     250,000     64,932      64,932


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

               FIDELITY'S VIP II INVESTMENT GRADE BOND PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1989       250,000      3,278       2,078     250,000      3,041       1,841
    1990       250,000      6,751       5,191     250,000      6,307       4,747
    1991       250,000     11,389       9,469     250,000     10,676       8,756
    1992       250,000     15,277      13,132     250,000     14,299      12,154
    1993       250,000     20,190      18,045     250,000     18,827      16,682
    1994       250,000     22,123      20,407     250,000     20,488      18,772
    1995       250,000     29,325      28,038     250,000     26,983      25,696
    1996       250,000     33,083      32,225     250,000     30,201      29,343
    1997       250,000     39,059      38,630     250,000     35,344      34,915
    1998       250,000     45,439      45,439     250,000     40,719      40,719
    1999       250,000     47,435      47,435     250,000     42,074      42,074
    2000       250,000     55,492      55,492     250,000     48,746      48,746


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                   FIDELITY'S VIP II ASSET MANAGER PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1990       250,000      3,158       1,958     250,000      2,924       1,724
    1991       250,000      7,712       6,152     250,000      7,218       5,658
    1992       250,000     11,982      10,062     250,000     11,239       9,319
    1993       250,000     18,160      16,015     250,000     17,027      14,882
    1994       250,000     19,520      17,375     250,000     18,215      16,070
    1995       250,000     26,241      24,525     250,000     24,356      22,640
    1996       250,000     33,339      32,052     250,000     30,767      29,480
    1997       250,000     43,644      42,786     250,000     40,047      39,189
    1998       250,000     53,378      52,949     250,000     48,679      48,250
    1999       250,000     62,254      62,254     250,000     56,398      56,398
    2000       250,000     62,159      62,159     250,000     55,902      55,902


--------------------------------------------------------------------------------

                     FIDELITY'S VIP II INDEX 500 PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1993       250,000      3,261       2,061     250,000      3,024       1,824
    1994       250,000      6,383       4,823     250,000      5,957       4,397
    1995       250,000     13,016      11,096     250,000     12,216      10,296
    1996       250,000     19,656      17,511     250,000     18,441      16,296
    1997       250,000     30,097      27,952     250,000     28,183      26,038
    1998       250,000     42,402      40,686     250,000     39,586      37,870
    1999       250,000     54,490      53,203     250,000     50,708      49,421
    2000       250,000     51,769      50,911     250,000     47,947      47,089


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

               FIDELITY'S VIP II ASSET MANAGER: GROWTH PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      3,719       2,519     250,000      3,466       2,266
    1996       250,000      8,216       6,656     250,000      7,708       6,148
    1997       250,000     14,106      12,186     250,000     13,268      11,348
    1998       250,000     20,086      17,941     250,000     18,873      16,728
    1999       250,000     26,509      24,364     250,000     24,835      22,690
    2000       250,000     25,597      23,881     250,000     23,831      22,115


--------------------------------------------------------------------------------

                     FIDELITY'S VIP II CONTRAFUND PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,286       3,086     250,000      4,015       2,815
    1996       250,000      8,986       7,426     250,000      8,452       6,892
    1997       250,000     14,952      13,032     250,000     14,088      12,168
    1998       250,000     23,367      21,222     250,000     22,005      19,860
    1999       250,000     32,675      30,530     250,000     30,699      28,554
    2000       250,000     33,080      31,364     250,000     30,933      29,217


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                     FIDELITY'S VIP III BALANCED PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      3,403       2,203     250,000      3,162       1,962
    1996       250,000      7,143       5,583     250,000      6,682       5,122
    1997       250,000     12,461      10,541     250,000     11,696       9,776
    1998       250,000     18,167      16,022     250,000     17,039      14,894
    1999       250,000     21,998      19,853     250,000     20,553      18,408
    2000       250,000     23,726      22,010     250,000     22,023      20,307


--------------------------------------------------------------------------------

               FIDELITY'S VIP III GROWTH OPPORTUNITIES PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,041       2,841     250,000      3,778       2,578
    1996       250,000      8,468       6,908     250,000      7,954       6,394
    1997       250,000     15,005      13,085     250,000     14,130      12,210
    1998       250,000     22,442      20,297     250,000     21,118      18,973
    1999       250,000     26,381      24,236     250,000     24,740      22,595
    2000       250,000     24,124      22,408     250,000     22,470      20,754


--------------------------------------------------------------------------------

                  FIDELITY'S VIP III GROWTH & INCOME PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1997       250,000      3,958       2,758     250,000      3,697       2,497
    1998       250,000      9,215       7,655     250,000      8,664       7,104
    1999       250,000     13,329      11,409     250,000     12,540      10,620
    2000       250,000     15,621      13,476     250,000     14,656      12,511


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                  FRANKLIN SMALL CAP FUND - CLASS 2 PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,229       3,029     250,000      3,960       2,760
    1996       250,000      9,512       7,952     250,000      8,952       7,392
    1997       250,000     14,715      12,795     250,000     13,863      11,943
    1998       250,000     17,426      15,281     250,000     16,377      14,232
    1999       250,000     40,328      38,183     250,000     37,897      35,752
    2000       250,000     36,666      34,950     250,000     34,313      32,597


--------------------------------------------------------------------------------

               FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1989       250,000      3,159       1,959     250,000      2,925       1,725
    1990       250,000      6,800       5,240     250,000      6,352       4,792
    1991       250,000     11,324       9,404     250,000     10,612       8,692
    1992       250,000     15,431      13,286     250,000     14,442      12,297
    1993       250,000     19,256      17,111     250,000     17,947      15,802
    1994       250,000     20,970      19,254     250,000     19,403      17,687
    1995       250,000     28,467      27,180     250,000     26,166      24,879
    1996       250,000     32,331      31,473     250,000     29,479      28,621
    1997       250,000     38,308      37,879     250,000     34,618      34,189
    1998       250,000     44,017      44,017     250,000     39,381      39,381
    1999       250,000     46,007      46,007     250,000     40,726      40,726
    2000       250,000     54,015      54,015     250,000     47,340      47,340


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                 J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,075       2,875     250,000      3,811       2,611
    1996       250,000      8,726       7,166     250,000      8,200       6,640
    1997       250,000     15,016      13,096     250,000     14,142      12,222
    1998       250,000     22,196      20,051     250,000     20,888      18,743
    1999       250,000     29,762      27,617     250,000     27,934      25,789
    2000       250,000     29,774      28,058     250,000     27,796      26,080


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

              INVESCO VIF - REAL ESTATE OPPORTUNITY FUND PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1998       250,000      2,238       1,038     250,000      2,038         838
    1999       250,000      5,314       3,754     250,000      4,927       3,367
    2000       250,000     10,804       8,884     250,000     10,097       8,177


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                      PILGRIM NATURAL RESOURCES PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1992       250,000      3,038       1,838     250,000      2,809       1,609
    1993       250,000      6,803       5,243     250,000      6,352       4,792
    1994       250,000      9,216       7,296     250,000      8,614       6,694
    1995       250,000     14,261      12,116     250,000     13,327      11,182
    1996       250,000     21,891      19,746     250,000     20,406      18,261
    1997       250,000     26,520      24,804     250,000     24,589      22,873
    1998       250,000     23,402      22,115     250,000     21,508      20,221
    1999       250,000     29,888      29,030     250,000     27,226      26,368
    2000       250,000     38,646      38,217     250,000     34,893      34,464


--------------------------------------------------------------------------------

                       PILGRIM EMERGING MARKETS PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      2,796       1,596     250,000      2,575       1,375
    1996       250,000      6,318       4,758     250,000      5,888       4,328
    1997       250,000      8,157       6,237     250,000      7,607       5,687
    1998       250,000      7,837       5,962     250,000      7,261       5,116
    1999       250,000     25,116      22,971     250,000     23,378      21,233
    2000       250,000     16,458      14,742     250,000     15,170      13,454


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                         SCUDDER VSI BALANCED PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1985       250,000      3,913       2,713     250,000      3,654       2,454
    1986       250,000      8,193       6,633     250,000      7,690       6,130
    1987       250,000     10,955       9,035     250,000     10,283       8,363
    1988       250,000     15,893      13,748     250,000     14,899      12,754
    1989       250,000     22,500      20,355     250,000     21,026      18,881
    1990       250,000     24,818      23,102     250,000     23,049      21,333
    1991       250,000     35,154      33,867     250,000     32,474      31,187
    1992       250,000     40,523      39,665     250,000     37,196      36,338
    1993       250,000     46,430      46,001     250,000     42,308      41,879
    1994       250,000     48,009      48,009     250,000     43,352      43,352
    1995       250,000     64,155      64,155     250,000     57,493      57,493
    1996       250,000     74,510      74,510     250,000     66,333      66,333
    1997       250,000     95,523      95,523     250,000     84,595      84,595
    1998       250,000    120,492     120,492     250,000    106,287     106,287
    1999       250,000    141,425     141,425     250,000    124,357     124,357
    2000       250,000    140,685     140,685     250,000    123,284     123,284


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                      SCUDDER VSI INTERNATIONAL PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1987       250,000      2,409       1,209     250,000      2,202       1,002
    1988       250,000      6,445       4,885     250,000      6,002       4,442
    1989       250,000     13,137      11,217     250,000     12,311      10,391
    1990       250,000     14,771      12,626     250,000     13,809      11,664
    1991       250,000     19,707      17,562     250,000     18,357      16,212
    1992       250,000     21,821      20,105     250,000     20,187      18,471
    1993       250,000     34,099      32,812     250,000     31,387      30,100
    1994       250,000     36,482      35,624     250,000     33,347      32,489
    1995       250,000     43,549      43,120     250,000     39,500      39,071
    1996       250,000     53,065      53,065     250,000     47,742      47,742
    1997       250,000     60,650      60,650     250,000     54,149      54,149
    1998       250,000     74,803      74,803     250,000     66,346      66,346
    1999       250,000    119,505     119,505     250,000    105,599     105,599
    2000       250,000     99,307      99,307     250,000     87,351      87,351


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

             TEMPLETON DEVELOPING MARKETS SECURITIES FUND PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1996       250,000      2,710       1,510     250,000      2,493       1,293
    1997       250,000      3,968       2,408     250,000      3,659       2,099
    1998       250,000      5,397       3,477     250,000      4,992       3,072
    1999       250,000     13,006      10,861     250,000     12,113       9,968
    2000       250,000     10,669       8,524     250,000      9,842       7,697


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                             WANGER U.S. SMALL CAP


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1996       250,000      4,528       3,328     250,000      4,249       3,049
    1997       250,000      9,938       8,378     250,000      9,364       7,804
    1998       250,000     14,055      12,135     250,000     13,245      11,325
    1999       250,000     21,313      19,168     250,000     20,067      17,922
    2000       250,000     22,147      20,002     250,000     20,757      18,612


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

NET RATE OF RETURN

The SAFECO RST tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding SAFECO RST Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of
 .70%; and, they are not an estimate or a guarantee of future investment performance.

CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE SAFECO RST PORTFOLIOS


                            SAFECO             SAFECO             SAFECO             SAFECO             SAFECO
                             RST                RST                RST                RST                RST
        YEAR                 BOND              EQUITY             GROWTH           NORTHWEST          SMALL CO.
        1988                      6.33              25.28
        1989                     10.60              26.41
        1990                      5.87              -5.91
        1991                     13.28              26.15
        1992                      6.12               7.36
        1993                      9.85              27.22
        1994                     -3.63               8.24              11.22               2.95
        1995                     17.17              27.93              40.30               6.72
        1996                     -0.16              24.09              31.36              11.74
        1997                      7.71              24.15              43.85              30.32                 na
        1998                       8.2              24.19               1.13               2.19             -20.65
        1999                     -4.61               8.55               4.89              53.57              14.60
        2000                     11.02             -11.41              -6.82             -15.52              -6.68


The AIM V.I. tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding AIM V.I. Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of
 .70%; and, they are not an estimate or a guarantee of future investment performance.

 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE AIM V.I. PORTFOLIOS


                                                                    AIM V.I.
                                       AIM V.I.                    AGGRESSIVE
            YEAR                        GROWTH                       GROWTH
            1993                             15.60
            1994                             -3.67
            1995                             33.78
            1996                             11.75
            1997                             21.19
            1998                             24.20                       -2.92
            1999                             29.15                       43.69
            2000                            -21.02                        1.89

The American Century VP Balanced and International ("ACVP") tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding ACVP Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges, but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

   CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE ACVP PORTFOLIOS


                                         ACVP                         ACVP
            YEAR                       BALANCED                  INTERNATIONAL
            1992                            -6.70
            1993                             7.00
            1994                            -0.10
            1995                            20.40                         11.50
            1996                            11.40                         13.60
            1997                            15.11                         17.93
            1998                            15.07                         18.06
            1999                             9.30                         62.93
            2000                            -3.33                        -17.41


The Dreyfus Socially Responsible Growth Fund, Dreyfus IP and Dreyfus VLIF tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Dreyfus Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

  CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE DREYFUS PORTFOLIOS


                                                                 DREYFUS
                         DREYFUS VIF                             SOCIALLY                             DREYFUS IP
                           QUALITY          DREYFUS VIF        RESPONSIBLE         DREYFUS IP         TECHNOLOGY
        YEAR                 BOND           APPRECIATION          GROWTH          MIDCAP STOCK          GROWTH
        1990                     6.61
        1991                    13.34
        1992                     2.00
        1993                    14.54                8.46              34.69
        1994                    -5.25                2.32              -1.55
        1995                    19.59               32.61              33.64
        1996                     2.40               24.69              20.39
        1997                     8.66               27.17              27.56
        1998                     4.76               29.32              28.49             -4.44
        1999                    -0.52               10.68              29.19             10.05              273.01
        2000                    15.81               -1.31             -11.59              7.70              -27.47

The Federated High Income Bond Fund II and Federated Utility Fund II tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Federated Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of 0.70%; and, they are not an estimate or a guarantee of future investment performance.

 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FEDERATED PORTFOLIOS


                                      FEDERATED                    FEDERATED
                                     HIGH INCOME                    UTILITY
            YEAR                     BOND FUND II                   FUND II
            1994                             -4.98                        -4.43
            1995                             19.55                        23.33
            1996                             13.52                        10.79
            1997                             13.05                        25.77
            1998                              1.98                        13.16
            1999                              1.59                         0.99
            2000                            -17.93                       -13.67


The Fidelity VIP, VIP II, and VIP III tables shown earlier in this section appendix are based on the investment performance, after actual expenses, of the corresponding Fidelity VIP, VIP II and VIP III Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

     CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FIDELITY VIP
                                   PORTFOLIOS


                             VIP                                   VIP
                            MONEY               VIP              EQUITY-              VIP                VIP
        YEAR                MARKET          HIGH INCOME           INCOME             GROWTH            OVERSEAS
        1983                     8.46
        1984                     9.73
        1985                     7.41
        1986                     6.00               16.98
        1987                     5.74                0.52              -1.83               2.96
        1988                     6.69               10.94              22.01              14.88               7.43
        1989                     8.42               -4.87              16.64              30.81              25.58
        1990                     7.34               -2.93             -15.99             -12.43              -2.37
        1991                     5.39               34.38              30.74              44.81               7.30
        1992                     3.20               22.47              16.19               8.62             -11.42
        1993                     2.53               19.70              17.59              18.67              36.65
        1994                     3.55               -2.34               6.37              -0.72               1.02
        1995                     5.17               20.02              34.39              34.66               8.98
        1996                     4.71               13.33              13.58              14.01              12.45
        1997                     4.81               16.97              27.41              22.78              10.86
        1998                     4.84               -5.03              10.93              38.79              12.05
        1999                     4.42                7.41               5.60              36.50              41.66
        2000                     5.56              -23.02               7.67             -11.59             -19.67

   CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FIDELITY VIP II
                                   PORTFOLIOS


                            VIP II
                          INVESTMENT           VIP II             VIP II             VIP II                 VIP II
                            GRADE              ASSET              INDEX            ASSET MGR:              CONTRA-
        YEAR                 BOND             MANAGER              500               GROWTH       FUND-REGISTERED TRADEMARK-
        1989                     9.56
        1990                     5.51               6.02
        1991                    15.68              21.86
        1992                     5.95              11.01
        1993                    10.26              20.53               9.04
        1994                    -4.46              -6.79               0.34
        1995                    16.62              16.26              36.49               22.43                  38.92
        1996                     2.49              13.90              22.01               19.34                  20.52
        1997                     8.36              19.95              32.12               24.37                  23.44
        1998                     8.15              14.35              27.61               16.87                  29.28
        1999                    -1.74              10.36              19.71               14.49                  23.40
        2000                    10.45              -4.60              -9.94              -13.09                  -7.27


   CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FIDELITY VIP III
                                   PORTFOLIOS


                                       VIP III                                                   VIP III
                                        GROWTH                      VIP III                      GROWTH &
            YEAR                    OPPORTUNITIES                   BALANCED                      INCOME
            1995                             31.82                       13.22
            1996                             17.57                        9.28
            1997                             29.25                       21.48                        29.39
            1998                             23.91                       16.94                        28.89
            1999                              3.55                        3.83                         8.43
            2000                            -17.65                       -4.97                        -4.29

The Franklin Small Cap Fund - Class 2 and U.S. Government Fund - Class 2 tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Franklin Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of 0.70%; and, they are not an estimate or a guarantee of future investment performance.

 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FRANKLIN PORTFOLIOS


                                    FRANKLIN U.S.                   FRANKLIN
                                     GOVERNMENT-                   SMALL CAP-
            YEAR                       CLASS 2                      CLASS 2
            1989                             6.05
            1990                             8.16
            1991                            14.49
            1992                             7.46
            1993                             4.41
            1994                            -5.59
            1995                            18.63                         37.27
            1996                             2.90                         28.19
            1997                             8.55                         16.61
            1998                             6.70                         -1.68
            1999                            -1.79                         95.60
            2000                            10.67                        -15.34


The INVESCO VIF-Real Estate Opportunity tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding INVESCO Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE INVESCO VIF PORTFOLIO


                            INVESCO VIF-
                            REAL ESTATE
         YEAR               OPPORTUNITY
         1998                      -21.15
         1999                       -0.35
         2000                       27.99

The J.P. Morgan U.S. Disciplined Equity tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding J.P. Morgan Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE J.P. MORGAN PORTFOLIO


                            J.P. MORGAN
                                U.S.
                            DISCIPLINED
         YEAR                  EQUITY
         1995                      32.79
         1996                      20.45
         1997                      26.60
         1998                      22.51
         1999                      17.71
         2000                      -9.06



The Pilgrim Natural Resources Trust and Pilgrim Emerging Markets Fund, Inc. tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Pilgrim Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.


  CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE PILGRIM PORTFOLIOS


                                       PILGRIM                      PILGRIM
                                       NATURAL                      EMERGING
            YEAR                      RESOURCES                     MARKETS
            1992                              2.52
            1993                             10.20
            1994                             -6.08
            1995                             16.17                        -4.63
            1996                             26.19                         6.76
            1997                              6.45                       -12.25
            1998                            -20.32                       -28.65
            1999                             13.30                       126.43
            2000                             17.55                       -40.86

The Scudder VSI Balanced and International tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Scudder VSI Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE SCUDDER VSI PORTFOLIOS


                                     SCUDDER VSI                  SCUDDER VSI
            YEAR                       BALANCED                  INTERNATIONAL
            1985                            28.09
            1986                            15.09
            1987                            -2.39                        -16.08
            1988                            13.42                         15.92
            1989                            18.67                         36.85
            1990                            -2.61                         -8.30
            1991                            26.06                         10.68
            1992                             6.22                         -3.76
            1993                             6.71                         36.88
            1994                            -2.74                         -1.54
            1995                            25.80                         10.34
            1996                            11.11                         13.99
            1997                            23.35                          8.31
            1998                            22.34                         17.67
            1999                            14.52                         53.47
            2000                            -2.54                        -18.80


The Templeton Developing Markets Securities tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Templeton Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE TEMPLETON PORTFOLIO


                             TEMPLETON
                             DEVELOPING
                              MARKETS
         YEAR                SECURITIES
         1996                       -7.15
         1997                      -29.83
         1998                      -21.60
         1999                       52.23
         2000                      -32.41

The Wanger U.S. Small Cap tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Wanger Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

   CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE WANGER PORTFOLIO


                               WANGER
                             U.S. SMALL
         YEAR                   CAP
         1996                       45.93
         1997                       28.71
         1998                        7.98
         1999                       24.21
         2000                       -8.80

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15 (d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

Pursuant to section 26(f) of the Investment Company Act of 1940, the registrant and SAFECO Life Insurance Company represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the insurance company.

INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent or another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as if provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



SAFECO Life Insurance Company ("SAFECO") established SAFECO Separate Account SL ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly owned subsidiary of SAFECO Corporation, which is a publicly owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties, Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a corporation organized under the laws of the United Kingdom, American States Insurance Company, American States Preferred Insurance Company, and American Economy Insurance Company, each an Indiana corporation, SAFECO eCommerce, Inc. and SAFECO Financial Products, Inc., both Washington Corporations, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and SAFECO Management Corporation, a New York corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc. and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas, a Texas corporation, SAFECO Select Insurance Services, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas corporations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties, Inc. owns 100% of the following Washington corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., and S.C. Marysville, Inc. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation.


No person is directly or indirectly controlled by Registrant.


All subsidiaries are included in consolidated financial statements. In addition SAFECO Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises:

I.       The following papers and documents:

         The facing sheet.
         The Prospectus consisting of 63 pages.
         The undertaking to file reports.
         The signatures.  Written consents of the following persons:
(1)      Ernst & Young LLP, Independent Auditors
(2)      Jon David Parker, Actuary
(3)      Jacqueline Veneziani, Counsel


II.      The following exhibits:

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

Exhibit               Description                                                           Page
(1)                   Resolution of Board of Directors of the Company authorizing the       *
                      Separate Account
(2)                   Not Applicable
(3)                   (a)    Principal Underwriter's Agreement                              *
                      (b)    Broker-Dealer Selling Agreement                                *
                      (c)    Commission Schedule                                            ****
(4)                   Not Applicable
(5)                   Individual Flexible Premium Variable Life Insurance Policy            ****
(6)                   (a)    Articles of Incorporation of the Company                       *
                             Revised as of 11/90
                      (b)    Bylaws of the Company Revised 11/91                            *
(7)                   Not Applicable
(8)                   Not Applicable
(9)                   (a)    Reinsurance Agreement                                          *

                      (b)    Form of Participation Agreement (Fidelity VIP I & II)          *
                             Form of Sub-Licensing Agreement

                      (c)    Form of Participation Agreement (Fidelity VIP III)             *
                             Form of Sub-Licensing Agreement

                      (d)    Participation Agreement by and among SAFECO Life               **
                             Insurance Company, Lexington Natural Resources Trust, and
                             Lexington Management Corporation

                      (e)    Form of Participation Agreement (Wanger)                       ****
                             Form of Sub-Licensing Agreement

                      (f)    Form of Participation Agreement (ACVP)                         ****
                             Form of Sub-Licensing Agreement

                      (g)    Form of Participation Agreement (AIM)                          ***
                             Form of Sub-Licensing Agreement

                      (h)    Form of Participation Agreement (Dreyfus)                      ***
                             Form of Sub-Licensing Agreement

                      (i)    Form of Participation Agreement (Franklin)                     ***
                             Form of Sub-Licensing Agreement

                      (j)    Form of Participation Agreement (J.P. Morgan)                  ***
                             Form of Sub-Licensing Agreement

                      (k)    Form of Participation Agreement (Federated)                    **
                             Form of Sub-Licensing Agreement

                      (l)    Form of Participation Agreement (Scudder)                      **
                             Form of Sub-Licensing Agreement

                      (m)    Form of Participation Agreement (INVESCO)                      **
                             Form of Sub-Licensing Agreement
(10)                  (a)    Application Form (revised 4/91)                                *

                      (b)    Part IV Application Form (revised 7/97)                        *****

(11)                  Power of Attorney                                                     +

99.C1                 Consent of Independent Auditor                                        Filed Herewith

99.2                  Opinion and Consent of Counsel (SAFECO Life Ins. Co.)                 Filed Herewith

99.C6                 Consent of Actuary (Jon David Parker)                                 Filed Herewith

* Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL file with the SEC on April 30, 1997 (File No. 33-10248)

** Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712)

*** Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on or about April 28, 2000 (File No. 33-69712)

**** Incorporated by reference to Registrant's Post-Effective Amendment of SAFECO Separate Account SL file with the SEC on October 30, 1997 (File No. 333-30329)

***** Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 1998 (File No. 33-10248)


+                     Incorporated by reference to Post-Effective Amendment
                      No. 19 of SAFECO Separate Account C filed with the SEC on April 30, 2001 (File No. 33-69712).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Seattle and State of Washington on the 30th day of April, 2001.


                                       SAFECO Separate Account SL

                                       By: SAFECO Life Insurance Company
                                                   (Depositor)

                                       By:       /s/ Randall H. Talbot
                                           _________________________________
                                             RANDALL H. TALBOT, President

ATTEST:    /s/ Rodney A. Pierson
        _____________________________
        RODNEY A. PIERSON, Secretary


   Pursuant to the requirement of the Securities Act of 1933, this Post Effective Amendment No. 20 to the Registration Statement on Form S-6 has been signed by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicated the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney.




NAME                                               TITLE
----                                               -----

/s/ Randall H. Talbot                              Director  and President
------------------------------------               (Principal Executive Officer)
Randall H. Talbot


Donald S. Chapman *                               Director
------------------------------------
Donald S. Chapman


William T. Lebo*                                   Director
------------------------------------
William T. Lebo


Michael S. McGavick*                               Director and Chairman
------------------------------------
Michael S. McGavick


Leslie J. Rice *                                   Vice President, Controller and Assistant
------------------------------------               Secretary
Leslie J. Rice                                     (Principal Accounting Officer)



Rodney A. Pierson *                                Director, Senior Vice President and
------------------------------------               Secretary
Rodney A. Pierson


James W. Ruddy *                                   Director
------------------------------------
James W. Ruddy


Ronald L. Spaulding *                              Director, Vice President and Treasurer
------------------------------------
Ronald L. Spaulding

/s/ Roger F. Harbin                                Director, Executive Vice President, Actuary
------------------------------------
Roger Harbin

Dale E. Lauer *                                    Director
------------------------------------
Dale E. Lauer

                                   *By  /s/  Randall H. Talbot
                                        --------------------------
                                            Randall H. Talbot
                                            Attorney-in-Fact

                                   *By  /s/ Roger F. Harbin
                                        --------------------------
                                            Roger F. Harbin
                                            Attorney-in-Fact

                                   EXHIBITS TO


                         POST-EFFECTIVE AMENDMENT NO. 20



                                       TO

                                    FORM S-6

                                       FOR

                               SEPARATE ACCOUNT SL





                  EXHIBITS

                  99.C1     Consent of Independent Auditors

                  99.2      Opinion and Consent of Counsel

                  99.C6     Consent of Actuary